UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

                            Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street
                                         Boston, MA 02110
(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
                           Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT

March 31, 2018

COLUMBIA ETF TRUST II

Columbia Beyond BRICs ETF

Columbia EM Core ex-China ETF

Columbia EM Quality Dividend ETF

Columbia Emerging Markets Consumer ETF

Columbia India Consumer ETF

Columbia India Infrastructure ETF

Columbia India Small Cap ETF

PRESIDENT'S MESSAGE

Dear Shareholders,

The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn't experience a single down month and returned over 20% during the 12-month period. The index continued this trend into January 2018, which marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, seemingly drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.

A return to volatility

There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it's important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals — things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We're continuing to see improvements in global economic activity, and we're seeing corporate earnings expectations continue to rise — and not just because of tax reform.

Consistency is more important than ever

It's important to keep in mind that when it comes to long-term investing, it's the destination, not the journey that matters most. If you have a financial goal that you've worked out with your financial advisor, and you have a good asset allocation plan to reach it, it's a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it's hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.

One final thought. In weathering volatility, we believe it's the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don't tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.

Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.

Sincerely,

Christopher O. Petersen

President, Columbia ETF Trust II

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.

Columbia ETF Trust II is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.

Columbia ETF Trust II | Annual Report 2018

TABLE OF CONTENTS

Columbia Beyond BRICs ETF
Fund at a Glance	2
Manager Discussion of Fund Performance	5
Columbia EM Core ex-China ETF
Fund at a Glance	7
Manager Discussion of Fund Performance	10
Columbia EM Quality Dividend ETF
Fund at a Glance	12
Manager Discussion of Fund Performance	15
Columbia Emerging Markets Consumer ETF
Fund at a Glance	17
Manager Discussion of Fund Performance	20
Columbia India Consumer ETF
Fund at a Glance	22
Manager Discussion of Fund Performance	24
Columbia India Infrastructure ETF
Fund at a Glance	26
Manager Discussion of Fund Performance	28
Columbia India Small Cap ETF
Fund at a Glance	30
Manager Discussion of Fund Performance	32
Understanding Your Fund's Expenses	34
Frequency Distribution of Premiums and Discounts	35
Portfolio of Investments	37
Statement of Assets and Liabilities	60
Statement of Operations	63
Statement of Changes in Net Assets	66
Financial Highlights	70
Notes to Financial Statements	77
Report of Independent Registered Public Accounting Firm	88
Federal Income Tax Information	89
Trustees and Officers	90
Additional Information	95

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia Beyond BRICs ETF

Investment objective

Columbia Beyond BRICs ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Net of Tax Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	08/15/12	25.97	-0.05	1.90
Net Asset Value	08/15/12	24.11	0.01	1.79
Tracked Index(1)		25.59	1.77	3.57

(1) The Tracked Index reflects the Indxx Beyond BRICs Index through October 25, 2013 and the FTSE Beyond BRICs Net of Tax Index USD thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The FTSE Beyond BRICs Index is a market capitalization-weighted index designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina as defined by FTSE's Country Classification System. The index has 75% exposure to emerging markets and 25% to frontier markets at rebalance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia Beyond BRICs ETF

Performance of a hypothetical $10,000 investment (August 15, 2012 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

First Abu Dhabi Bank PJSC (United Arab Emirates)	3.7
America Movil SAB de CV Series L (Mexico)	3.0
Naspers, Ltd. N Shares (South Africa)	2.9
PTT PCL NVDR (Thailand)	2.7
Banca Transilvania SA (Romania)	2.2
Safaricom PLC (Kenya)	2.2
Vietnam Dairy Products JSC (Vietnam)	2.1
Public Bank Bhd (Malaysia)	2.0
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	2.0
Maroc Telecom (Morocco)	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at March 31, 2018)

Bangladesh	4.7
Chile	2.3
Colombia	0.5
Czech Republic	0.4
Hungary	1.2
Indonesia	8.0
Kenya	2.2
Malaysia	9.8
Mexico	12.2
Morocco	4.0
Nigeria	3.8
Philippines	2.7
Poland	3.5
Qatar	1.3
Romania	2.2
South Africa	14.5
Sri Lanka	2.0
Thailand	11.0
Turkey	1.8
United Arab Emirates	5.2
United States(a)	0.4
Vietnam	6.3
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia Beyond BRICs ETF

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	5.5
Consumer Staples	10.4
Energy	4.9
Financials	40.9
Health Care	4.7
Industrials	5.0
Materials	8.0
Real Estate	3.7
Telecommunication Services	14.0
Utilities	2.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia Beyond BRICs ETF (BBRC)

For the 12-month period that ended March 31, 2018, the Fund returned 24.11% based on net asset value (NAV) and 25.97% based on market price. The Fund's Tracked Index, the FTSE Beyond BRICS Index, returned 25.59%.

The Fund's NAV on March 31, 2017 was $16.14, and it ended the annual period on March 31, 2018 with a NAV of $19.49. The Fund's market price on March 31, 2018 was $19.61 per share.

Emerging market equities posted strong gains despite geopolitical tensions

After a four-year stretch of weak relative performance, emerging market equities delivered a strong gain during the annual period, a gain soundly ahead of both U.S. and developed market international equities' advances. The MSCI Emerging Markets Index returned 24.93% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index returns of 13.99% and 14.80%, respectively, for the same time period.

Several factors came together to fuel emerging market equities' positive performance. First, data indicated the global economy had begun to experience synchronized growth across regions — a development last witnessed prior to the 2007-2008 financial crisis. This scenario had a multi-layered benefit for the emerging markets, especially those with resource-heavy economies, in that it contributed to increasing exports, stronger domestic consumption and higher commodity prices. These trends, in turn, boosted corporate earnings to well-above consensus expectations and led to a general improvement in individual company fundamentals.

Further, the downturn in the U.S. dollar relative to other major currencies boosted the returns of emerging market equities for U.S.-based investors. The equity markets gained an additional benefit from investors' confidence that the U.S. Federal Reserve would maintain its gradual approach to raising interest rates. Emerging market equities were also buoyed by investors' hearty appetite for risk and the resulting surge in investment inflows into the asset class.

The last two months or so of the annual period saw some of these strong gains given back. During February and March 2018, there was a significant increase in market volatility, growing concerns about the potential for trade wars and persistent geopolitical tensions, most notably between the U.S. and North Korea.

Contributors and detractors

Constituents in the financials, telecommunication services and industrials sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in consumer discretionary, the only sector to detract from absolute returns during the annual period, dampened Fund performance.

From a country perspective, constituents in Vietnam, Nigeria and Thailand contributed most positively to the Fund's absolute returns during the annual period. Conversely, constituents in Mexico, Indonesia and Bangladesh contributed the least, albeit positively, to absolute returns. No countries detracted from absolute returns during the annual period.

Positions in Vietnamese industrial production company Hoa Phat Group, Kenyan integrated telecommunication services provider Safaricom and Nigerian commercial bank Zenith Bank contributed most positively. Hoa Phat Group generated a triple-digit absolute gain during the annual period, while Safaricom and Zenith Bank each generated a double-digit absolute return during the annual period. Positions in South African furniture retailer Steinhoff International Holdings, Mexican media and entertainment company Grupo Televisa and Mexican building materials producer Cemex detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia Beyond BRICs ETF (BBRC)

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging or frontier market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia EM Core ex-China ETF

Investment objective

Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	Life
Market Price	09/02/15	20.45	20.26
Net Asset Value	09/02/15	22.76	19.67
MSCI Emerging Markets Index (Net)		24.93	18.34
Beta Thematic Emerging Markets ex-China Index		19.66	18.39

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisors, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Core ex-China ETF

Performance of a hypothetical $10,000 investment (September 2, 2015 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

Samsung Electronics Co., Ltd. (South Korea)	6.4
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.9
HDFC Bank, Ltd. ADR (India)	4.2
ICICI Bank, Ltd. ADR (India)	2.7
Petroleo Brasileiro SA Preference Shares (Brazil)	2.7
Itau Unibanco Holding SA Preference Shares (Brazil)	2.7
Vale SA (Brazil)	2.4
Infosys, Ltd. ADR (India)	2.4
Naspers, Ltd. N Shares (South Africa)	2.2
Celltrion, Inc. (South Korea)	2.1

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at March 31, 2018)

Brazil	13.9
Chile	1.1
India	10.9
Indonesia	3.4
Malaysia	4.5
Mexico	4.2
Philippines	1.1
Poland	2.5
Russia	4.8
South Africa	9.4
South Korea	19.3
Taiwan	16.7
Thailand	6.0
Turkey	1.8
United States(a)	0.4
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Core ex-China ETF

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	7.6
Consumer Staples	8.6
Energy	10.9
Financials	28.8
Health Care	3.7
Industrials	5.2
Information Technology	18.9
Materials	11.0
Telecommunication Services	3.8
Utilities	1.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia EM Core ex-China ETF (XCEM)

For the 12-month period that ended March 31, 2018, the Fund returned 22.76% based on net asset value (NAV) and 20.45% based on market price. The MSCI Emerging Markets Index (Net) returned 24.93%, and the Beta Thematic Emerging Markets ex-China Index returned 19.66% during the same time period.

The Fund's NAV on March 31, 2017 was $24.91, and it ended the annual period on March 31, 2018 with a NAV of $28.03. The Fund's market price on March 31, 2018 was $28.45 per share.

Emerging market equities posted strong gains despite geopolitical tensions

After a four-year stretch of weak relative performance, emerging market equities delivered a strong gain during the annual period, a gain soundly ahead of both U.S. and developed market international equities' advances. The MSCI Emerging Markets Index returned 24.93% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index returns of 13.99% and 14.80%, respectively, for the same time period.

Several factors came together to fuel emerging market equities' positive performance. First, data indicated the global economy had begun to experience synchronized growth across regions — a development last witnessed prior to the 2007-2008 financial crisis. This scenario had a multi-layered benefit for the emerging markets, especially those with resource-heavy economies, in that it contributed to increasing exports, stronger domestic consumption and higher commodity prices. These trends, in turn, boosted corporate earnings to well-above consensus expectations and led to a general improvement in individual company fundamentals.

Further, the downturn in the U.S. dollar relative to other major currencies boosted the returns of emerging market equities for U.S.-based investors. The equity markets gained an additional benefit from investors' confidence that the U.S. Federal Reserve would maintain its gradual approach to raising interest rates. Emerging market equities were also buoyed by investors' hearty appetite for risk and the resulting surge in investment inflows into the asset class.

The last two months or so of the annual period saw some of these strong gains given back. During February and March 2018, there was a significant increase in market volatility, growing concerns about the potential for trade wars and persistent geopolitical tensions, most notably between the U.S. and North Korea.

Contributors and detractors

Constituents in the financials, energy and information technology sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in consumer discretionary, the only sector to detract from absolute returns during the annual period, dampened Fund performance.

From a country perspective, constituents in South Korea, Brazil and Taiwan contributed most positively to the Fund's absolute returns during the annual period. Conversely, constituents in Mexico and the Philippines detracted from absolute returns.

Positions in South Korea-based biotechnology firm Celltrion, India-based bank HDFC Bank and South Korea-based semiconductor manufacturer SK Hynix contributed most positively. Celltrion generated a triple-digit absolute gain during the annual period, while HDFC Bank and SK Hynix each generated a double-digit absolute return during the annual period. Positions in South African furniture retailer Steinhoff International Holdings, India-based auto manufacturer Tata Motors and Mexican media and entertainment company Grupo Televisa detracted most. Each produced a double-digit negative absolute return during the annual period.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia EM Core ex-China ETF (XCEM)

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging or frontier market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia EM Quality Dividend ETF

Investment objective

Columbia EM Quality Dividend ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Advantage® Emerging Markets Quality Dividend Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	08/04/11	20.31	-1.04	0.26
Net Asset Value	08/04/11	18.96	-1.17	0.09
MSCI Emerging Markets Index (Net)		24.93	4.99	3.32
Tracked Index(1)		21.31	0.37	1.62

(1) The Tracked Index reflects the Indxx Emerging Market High Income Low Beta Index through January 31, 2014, the FTSE Emerging All Cap ex Taiwan Low Volatility Dividend Net Tax Index from February 3, 2014 through January 23, 2015, and the Beta Advantage® Emerging Markets Quality Dividend Index thereafter.

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The Beta Advantage® Emerging Markets Quality Dividend Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets, which is expected to have a higher dividend yield than the average dividend yield of companies included in the developing markets universe as defined by Columbia Management.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Quality Dividend ETF

Performance of a hypothetical $10,000 investment (August 4, 2011 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

Indian Oil Corp., Ltd. (India)	2.1
Tenaga Nasional Bhd (Malaysia)	2.1
Country Garden Holdings Co., Ltd. (China)	2.1
S-Oil Corp. (South Korea)	2.1
Kia Motors Corp. (South Korea)	2.1
CCR SA (Brazil)	2.1
Bharat Petroleum Corp., Ltd. (India)	2.1
KT&G Corp. (South Korea)	2.1
Ultrapar Participacoes SA (Brazil)	2.0
Public Bank Bhd (Malaysia)	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at March 31, 2018)

Brazil	6.1
Chile	2.0
China	11.9
Hong Kong	4.0
India	12.1
Indonesia	8.0
Malaysia	8.1
Poland	2.0
Qatar	1.9
South Africa	9.9
South Korea	6.2
Taiwan	14.0
Thailand	7.9
United Arab Emirates	5.9
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia EM Quality Dividend ETF

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	4.1
Consumer Staples	8.1
Energy	12.3
Financials	19.6
Industrials	4.0
Information Technology	9.9
Materials	14.0
Real Estate	10.0
Telecommunication Services	9.9
Utilities	8.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia EM Quality Dividend ETF (HILO)

For the 12-month period that ended March 31, 2018, the Fund returned 18.96% based on net asset value (NAV) and 20.31% based on market price. The MSCI Emerging Markets Index (Net) returned 24.93%, and the Fund's Tracked Index, the Beta Advantage® Emerging Markets Quality Dividend Index returned 21.31% during the same time period.

The Fund's NAV on March 31, 2017 was $13.77, and it ended the annual period on March 31, 2018 with a NAV of $16.00. The Fund's market price on March 31, 2018 was $16.19 per share.

Emerging market equities posted strong gains despite geopolitical tensions

After a four-year stretch of weak relative performance, emerging market equities delivered a strong gain during the annual period, a gain soundly ahead of both U.S. and developed market international equities' advances. The MSCI Emerging Markets Index returned 24.93% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index returns of 13.99% and 14.80%, respectively, for the same time period.

Several factors came together to fuel emerging market equities' positive performance. First, data indicated the global economy had begun to experience synchronized growth across regions — a development last witnessed prior to the 2007-2008 financial crisis. This scenario had a multi-layered benefit for the emerging markets, especially those with resource-heavy economies, in that it contributed to increasing exports, stronger domestic consumption and higher commodity prices. These trends, in turn, boosted corporate earnings to well-above consensus expectations and led to a general improvement in individual company fundamentals.

Further, the downturn in the U.S. dollar relative to other major currencies boosted the returns of emerging market equities for U.S.-based investors. The equity markets gained an additional benefit from investors' confidence that the U.S. Federal Reserve would maintain its gradual approach to raising interest rates. Emerging market equities were also buoyed by investors' hearty appetite for risk and the resulting surge in investment inflows into the asset class.

The last two months or so of the annual period saw some of these strong gains given back. During February and March 2018, there was a significant increase in market volatility, growing concerns about the potential for trade wars and persistent geopolitical tensions, most notably between the U.S. and North Korea.

Contributors and detractors

Constituents in the financials, consumer staples and information technology sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in health care, the only sector to detract from absolute returns during the annual period, dampened Fund performance.

From a country perspective, constituents in Brazil, Thailand and Taiwan contributed most positively to the Fund's absolute returns during the annual period. Conversely, constituents in Poland, Indonesia and the United Arab Emirates detracted most from absolute returns.

Positions in South African integrated financial services group Standard Bank Group, Thai airport operator Airports of Thailand, and Brazilian school operator and teaching services provider Kroton Educacional contributed most positively. Each of these companies produced a double-digit absolute gain during the annual period. Positions in Brazilian highway manager CCR, Polish petroleum products refiner and distributor Polski Koncern Naftowy Orlen and Indonesian media company Surya Citra Media detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia EM Quality Dividend ETF (HILO)

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging or frontier market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Dividend quality is not guaranteed and the amount, if any, can vary over time. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia Emerging Markets Consumer ETF

Investment objective

Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30TM Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	09/14/10	7.16	0.76	4.52
Net Asset Value	09/14/10	6.81	0.70	4.43
Dow Jones Emerging Markets Consumer Titans 30TM Index		7.71	1.84	5.66

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Dow Jones Emerging Markets Consumer Titans 30TM Index is a free-float market capitalization-weighted index that measures the performance of 30 leading emerging market companies in the Consumer Goods and Consumer Services Industries as defined by S&P Dow Jones Indexes.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia Emerging Markets Consumer ETF

Performance of a hypothetical $10,000 investment (September 14, 2010 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

Naspers, Ltd. N Shares (South Africa)	8.7
Ambev SA ADR (Brazil)	5.5
JD.com, Inc. ADR (China)	5.1
Fomento Economico Mexicano SAB de CV Series UBD (Mexico)	4.3
Ctrip.com International, Ltd. ADR (China)	4.2
Maruti Suzuki India, Ltd. (India)	4.0
Yum China Holdings, Inc. (China)	3.9
Hindustan Unilever, Ltd. (India)	3.8
Geely Automobile Holdings, Ltd. (China)	3.6
Wal-Mart de Mexico SAB de CV (Mexico)	3.6

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country breakdown (%) (at March 31, 2018)

Brazil	12.6
Chile	3.3
China	28.2
India	14.6
Indonesia	3.1
Malaysia	2.3
Mexico	10.5
Philippines	2.9
Russia	2.4
South Africa	14.1
Thailand	5.8
United States(a)	0.2
Total	100.0

Country Breakdown is based primarily on issuer's place of risk. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia Emerging Markets Consumer ETF

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	52.7
Consumer Staples	44.4
Industrials	2.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia Emerging Markets Consumer ETF (ECON)

For the 12-month period that ended March 31, 2018, the Fund returned 6.81% based on net asset value (NAV) and 7.16% based on market price. The Dow Jones Emerging Markets Consumer Titans 30TM Index returned 7.71%, during the same time period.

The Fund's NAV on March 31, 2017 was $24.75, and it ended the annual period on March 31, 2018 with a NAV of $26.34. The Fund's market price on March 31, 2018 was $26.51 per share.

Emerging market equities posted strong gains despite geopolitical tensions

After a four-year stretch of weak relative performance, emerging market equities delivered a strong gain during the annual period, a gain soundly ahead of both U.S. and developed market international equities' advances. The MSCI Emerging Markets Index returned 24.93% during the annual period, as compared to S&P 500 Index and MSCI EAFE Index returns of 13.99% and 14.80%, respectively, for the same time period.

Several factors came together to fuel emerging market equities' positive performance. First, data indicated the global economy had begun to experience synchronized growth across regions — a development last witnessed prior to the 2007-2008 financial crisis. This scenario had a multi-layered benefit for the emerging markets, especially those with resource-heavy economies, in that it contributed to increasing exports, stronger domestic consumption and higher commodity prices. These trends, in turn, boosted corporate earnings to well-above consensus expectations and led to a general improvement in individual company fundamentals.

Further, the downturn in the U.S. dollar relative to other major currencies boosted the returns of emerging market equities for U.S.-based investors. The equity markets gained an additional benefit from investors' confidence that the U.S. Federal Reserve would maintain its gradual approach to raising interest rates. Emerging market equities were also buoyed by investors' hearty appetite for risk and the resulting surge in investment inflows into the asset class.

The last two months or so of the annual period saw some of these strong gains given back. During February and March 2018, there was a significant increase in market volatility, growing concerns about the potential for trade wars and persistent geopolitical tensions, most notably between the U.S. and North Korea.

Contributors and detractors

Constituents in the consumer staples and consumer discretionary sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in the industrials sector also contributed positively, albeit much more modestly, to absolute returns. No sectors detracted from absolute returns during the annual period.

From a country perspective, constituents in China, South Africa and India contributed most positively to the Fund's absolute returns during the annual period. Conversely, constituents in Russia, Indonesia and Mexico detracted most from absolute returns.

Positions in South African media company Naspers, Chinese online direct sales company JD.com and Thai convenience store and department store chain operator CP ALL contributed most positively. Each of these companies produced a double-digit absolute gain during the annual period. Positions in South African furniture retailer Steinhoff International Holdings, Russian supermarket operator Magnit and Mexican media and entertainment company Grupo Televisa detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia Emerging Markets Consumer ETF (ECON)

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging or frontier market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia India Consumer ETF

Investment objective

Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	08/10/11	19.98	15.93	13.46
Net Asset Value	08/10/11	19.64	15.75	13.32
Indxx India Consumer Index		20.98	17.47	15.01

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Consumer Index is a modified equal-weighted index designed to measure the market performance of up to 116 companies that S&P determines to be representative of all industries domiciled in emerging market countries, subject to a 15% country cap.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia India Consumer ETF

Performance of a hypothetical $10,000 investment (August 10, 2011 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

Titan Co., Ltd.	5.6
Nestle India, Ltd.	5.2
Britannia Industries, Ltd.	4.9
Hindustan Unilever, Ltd.	4.9
Maruti Suzuki India, Ltd.	4.9
Mahindra & Mahindra, Ltd.	4.9
Zee Entertainment Enterprises, Ltd.	4.9
Godrej Consumer Products, Ltd.	4.8
Hero MotoCorp, Ltd.	4.8
ITC, Ltd.	4.7

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	54.9
Consumer Staples	45.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia India Consumer ETF (INCO)

For the 12-month period that ended March 31, 2018, the Fund returned 19.64% based on net asset value (NAV) and 19.98% based on market price. The Indxx India Consumer Index returned 20.98% during the same time period.

The Fund's NAV on March 31, 2017 was $38.31, and it ended the annual period on March 31, 2018 with a NAV of $45.81. The Fund's market price on March 31, 2018 was $46.18 per share.

Indian equities posted solid returns amid favorable reforms

The Indian equity market enjoyed solid returns during the annual period, as reforms by India's Prime Minister Narendra Modi took hold and a shift to more open investment policies drove an influx of foreign and institutional capital into the country. The MSCI India Index returned 10.23% for the annual period. While this was less than the 24.93% return of the MSCI Emerging Markets Index broadly during the same time period, it is well worth noting that for calendar year 2017, the MSCI India Index outperformed the broader MSCI Emerging Markets Index.

Significant tax reform via the Goods and Services Tax bill, passed by India's parliament at the end of March 2017 and launched on July 1, 2017, proved to be a positive shift for investors, as the country replaced and streamlined taxes on goods and services. Also, demonetization, put in place in November 2016, continued to benefit India's overall economy, as it was designed to reduce tax evasion and black-market activities. India's financials stocks showed particularly strong performance in the fourth quarter of 2017, driven by the late-October 2017 announcement of a recapitalization plan by the Indian government. The Indian government unveiled plans to inject $32.5 billion into its banks over the following two years in an effort to shore up the worsening balance sheets of the country's public-sector banks, boost liquidity in its economy and revive growth. Indian equities overall rallied to a record high on the news.

The start of 2018 saw a decline in Indian equities, mostly due to the concern over a fraud discovered at a state-owned bank. The reintroduction of long-term capital gains taxes, concerns about a trade conflict between the U.S. and China, and weak performance by Prime Minister Modi's party in two state by-elections also weighed on investor sentiment during the first quarter of 2018 as did heightened volatility in February and March 2018 across the global equity markets. (A by-election is a special election used to fill elected offices that have become vacant between general elections.)

Importantly, the fundamentals for India and its economy remained strong during the annual period. Its policy-driven, largely domestic-based economic growth, in synchronization with global economic growth provided a tailwind for its equity market performance. Also giving confidence to investors was the forecast by private agency Skymet that India's monsoon season would be "normal" in 2018. This forecast could propel farm growth, help rural rejuvenation and possibly reduce inflation as well. India's government has been focusing on doubling farmers income and job creation, which together with a better weather forecast, could push demand in consumer-oriented sectors.

Contributors and detractors

Constituents in both the consumer staples and consumer discretionary sectors, the only two sectors in which the Fund is invested, contributed positively to the Fund's absolute returns during the annual period.

Positions in jewelry manufacturer and retailer and perfume producer Titan and diversified consumer products manufacturers Hindustan Unilever and Britannia Industries contributed most positively. Titan generated a triple-digit absolute gain, and Hindustan Unilever and Britannia Industries each produced a double-digit absolute gain during the annual period. Positions in auto manufacturer Tata Motors, automotive parts manufacturer Bosch and clothing, footwear and accessories retailer Aditya Birla Fashion and Retail detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The MSCI India Index is designed to measure the performance of the large and mid-cap segments of the Indian market. With 79 constituents, the index covers approximately 85% of the Indian equity universe.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia India Consumer ETF (INCO)

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region, where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia India Infrastructure ETF

Investment objective

Columbia India Infrastructure ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Infrastructure Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	08/11/10	9.13	6.35	-2.07
Net Asset Value	08/11/10	8.41	6.11	-2.23
Indxx India Infrastructure Index		9.73	7.50	-1.11

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Infrastructure Index is a maximum 30-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the infrastructure industry in India, as defined by Indxx's proprietary methodology. The index consists of common stocks listed on the primary exchange of India and ADRs & GDRs.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia India Infrastructure ETF

Performance of a hypothetical $10,000 investment (August 11, 2010 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

Ashok Leyland, Ltd.	6.0
GAIL India, Ltd.	5.7
Larsen & Toubro, Ltd.	5.6
JSW Steel, Ltd.	5.5
NTPC, Ltd.	5.0
Tata Steel, Ltd.	5.0
Bharti Airtel, Ltd.	4.9
UltraTech Cement, Ltd.	4.8
Adani Ports and Special Economic Zone, Ltd.	4.6
Eicher Motors, Ltd.	4.3

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at March 31, 2018)

Energy	3.6
Industrials	37.3
Materials	26.0
Real Estate	1.9
Telecommunication Services	12.1
Utilities	19.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia India Infrastructure ETF (INXX)

For the 12-month period that ended March 31, 2018, the Fund returned 8.41% based on net asset value (NAV) and 9.13% based on market price. The Indxx India Infrastructure Index returned 9.73% during the same time period.

The Fund's NAV on March 31, 2017 was $12.98, and it ended the annual period on March 31, 2018 with a NAV of $13.98. The Fund's market price on March 31, 2018 was $14.16 per share.

Indian equities posted solid returns amid favorable reforms

The Indian equity market enjoyed solid returns during the annual period, as reforms by India's Prime Minister Narendra Modi took hold and a shift to more open investment policies drove an influx of foreign and institutional capital into the country. The MSCI India Index returned 10.23% for the annual period. While this was less than the 24.93% return of the MSCI Emerging Markets Index broadly during the same time period, it is well worth noting that for calendar year 2017, the MSCI India Index outperformed the broader MSCI Emerging Markets Index.

Significant tax reform via the Goods and Services Tax bill, passed by India's parliament at the end of March 2017 and launched on July 1, 2017, proved to be a positive shift for investors, as the country replaced and streamlined taxes on goods and services. Also, demonetization, put in place in November 2016, continued to benefit India's overall economy, as it was designed to reduce tax evasion and black-market activities. India's financials stocks showed particularly strong performance in the fourth quarter of 2017, driven by the late-October 2017 announcement of a recapitalization plan by the Indian government. The Indian government unveiled plans to inject $32.5 billion into its banks over the following two years in an effort to shore up the worsening balance sheets of the country's public-sector banks, boost liquidity in its economy and revive growth. Indian equities overall rallied to a record high on the news.

The start of 2018 saw a decline in Indian equities, mostly due to the concern over a fraud discovered at a state-owned bank. The reintroduction of long-term capital gains taxes, concerns about a trade conflict between the U.S. and China, and weak performance by Prime Minister Modi's party in two state by-elections also weighed on investor sentiment during the first quarter of 2018 as did heightened volatility in February and March 2018 across the global equity markets. (A by-election is a special election used to fill elected offices that have become vacant between general elections.)

Importantly, the fundamentals for India and its economy remained strong during the annual period. Its policy-driven, largely domestic-based economic growth, in synchronization with global economic growth provided a tailwind for its equity market performance. Also giving confidence to investors was the forecast by private agency Skymet that India's monsoon season would be "normal" in 2018. This forecast could propel farm growth, help rural rejuvenation and possibly reduce inflation as well. India's government has been focusing on doubling farmers income and job creation, which together with a better weather forecast, could push demand in consumer-oriented sectors.

Contributors and detractors

Constituents in the industrials and materials sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in the financials sector detracted, albeit modestly, from absolute returns.

Positions in transportation equipment manufacturer Ashok Leyland, integrated steel producer JSW Steel and base metals miner Vedanta contributed most positively. Each of these companies produced a double-digit absolute gain during the annual period. Positions in power plant equipment manufacturer Bharat Heavy Electricals, machinery manufacturer Cummins India and integrated steel producer Tata Steel detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

The MSCI India Index is designed to measure the performance of the large and mid-cap segments of the Indian market. With 79 constituents, the index covers approximately 85% of the Indian equity universe.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia India Infrastructure ETF (INXX)

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region, where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE

Columbia India Small Cap ETF

Investment objective

Columbia India Small Cap ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Small Cap Index.

Portfolio management

Christopher Lo, Ph.D., CFA

Portfolio Manager

Managed Fund since September 2016

Average annual total returns (%) (for period ended March 31, 2018)

	Inception	1 Year	5 Years	Life
Market Price	07/07/10	8.51	10.78	0.74
Net Asset Value	07/07/10	7.61	10.42	0.57
Indxx India Small Cap Index		7.62	12.05	1.90

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund's former investment manager or Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management took over portfolio management in September 2016 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Fund's shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.

The Indxx India Small Cap Index is a maximum 75-stock free-float adjusted market capitalization-weighted index designed to measure the market performance of companies in the small cap segment in India. The index consists of securities listed on the primary stock exchange of India.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Columbia ETF Trust II | Annual Report 2018

FUND AT A GLANCE (continued)

Columbia India Small Cap ETF

Performance of a hypothetical $10,000 Investment (July 7, 2010 — March 31, 2018)

The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund's inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Top ten holdings (%) (at March 31, 2018)

KPIT Technologies, Ltd.	3.7
Karnataka Bank, Ltd. (The)	3.4
Multi Commodity Exchange of India, Ltd.	3.0
Sintex Plastics Technology, Ltd.	2.7
Repco Home Finance, Ltd.	2.5
PTC India, Ltd.	2.4
Meghmani Organics, Ltd.	2.4
Lakshmi Vilas Bank, Ltd. (The)	2.3
NOCIL, Ltd.	2.1
Venky's India, Ltd.	2.0

Percentages indicated are based upon total investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Equity sector breakdown (%) (at March 31, 2018)

Consumer Discretionary	9.2
Consumer Staples	7.7
Energy	1.2
Financials	19.1
Health Care	5.5
Industrials	16.7
Information Technology	11.2
Materials	23.7
Real Estate	2.2
Telecommunication Services	1.1
Utilities	2.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE

Columbia India Small Cap ETF (SCIN)

For the 12-month period that ended March 31, 2018, the Fund returned 7.61% based on net asset value (NAV) and 8.51% based on market price. The Indxx India Small Cap Index returned 7.62% during the same time period.

The Fund's NAV on March 31, 2017 was $18.26, and it ended the annual period on March 31, 2018 with a NAV of $19.50. The Fund's market price on March 31, 2018 was $19.76 per share.

Indian equities posted solid returns amid favorable reforms

The Indian equity market enjoyed solid returns during the annual period, as reforms by India's Prime Minister Narendra Modi took hold and a shift to more open investment policies drove an influx of foreign and institutional capital into the country. The MSCI India Index returned 10.23% for the annual period. While this was less than the 24.93% return of the MSCI Emerging Markets Index broadly during the same time period, it is well worth noting that for calendar year 2017, the MSCI India Index outperformed the broader MSCI Emerging Markets Index.

Significant tax reform via the Goods and Services Tax bill, passed by India's parliament at the end of March 2017 and launched on July 1, 2017, proved to be a positive shift for investors, as the country replaced and streamlined taxes on goods and services. Also, demonetization, put in place in November 2016, continued to benefit India's overall economy, as it was designed to reduce tax evasion and black-market activities. India's financials stocks showed particularly strong performance in the fourth quarter of 2017, driven by the late-October 2017 announcement of a recapitalization plan by the Indian government. The Indian government unveiled plans to inject $32.5 billion into its banks over the following two years in an effort to shore up the worsening balance sheets of the country's public-sector banks, boost liquidity in its economy and revive growth. Indian equities overall rallied to a record high on the news.

The start of 2018 saw a decline in Indian equities, mostly due to the concern over a fraud discovered at a state-owned bank. The reintroduction of long-term capital gains taxes, concerns about a trade conflict between the U.S. and China, and weak performance by Prime Minister Modi's party in two state by-elections also weighed on investor sentiment during the first quarter of 2018 as did heightened volatility in February and March 2018 across the global equity markets. (A by-election is a special election used to fill elected offices that have become vacant between general elections.)

Importantly, the fundamentals for India and its economy remained strong during the annual period. Its policy-driven, largely domestic-based economic growth, in synchronization with global economic growth provided a tailwind for its equity market performance. Also giving confidence to investors was the forecast by private agency Skymet that India's monsoon season would be "normal" in 2018. This forecast could propel farm growth, help rural rejuvenation and possibly reduce inflation as well. India's government has been focusing on doubling farmers income and job creation, which together with a better weather forecast, could push demand in consumer-oriented sectors.

Contributors and detractors

Constituents in the consumer discretionary, information technology and consumer staples sectors contributed most positively to the Fund's absolute returns during the annual period. Constituents in the financials, telecommunication services and health care sectors detracted most from absolute returns.

Positions in tea and coffee producer Tata Global Beverages, fast food chain owner and operator Jubilant Foodworks and textile and fabric manufacturer Bombay Dyeing & Manufacturing contributed most positively. Tata Global Beverages generated a triple-digit absolute gain, and Jubilant Foodworks and Bombay Dyeing & Manufacturing each produced a double-digit absolute gain during the annual period. Positions in wind generating equipment manufacturer Suzlon Energy, independent commodity futures markets exchange Multi Commodity Exchange of India and integrated telephone services provider Reliance Communications detracted most. Each generated a double-digit negative absolute return during the annual period.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.

Columbia ETF Trust II | Annual Report 2018

MANAGER DISCUSSION OF FUND PERFORMANCE (continued)

Columbia India Small Cap ETF (SCIN)

The MSCI India Index is designed to measure the performance of the large and mid-cap segments of the Indian market. With 79 constituents, the index covers approximately 85% of the Indian equity universe.

Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region, where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund's shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund's prospectus for more information on these and other risks.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia ETF Trust II | Annual Report 2018

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended March 31, 2018.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses paid for the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

October 1, 2017 — March 31, 2018

	Beginning account value ($)		Ending account value ($)		Expenses paid for the period ($)		Annualized expense ratios for the period (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Beyond BRICs ETF	1,000.00	1,000.00	1,113.50	1,022.04	3.06	2.92	0.58
Columbia EM Core ex-China ETF	1,000.00	1,000.00	1,105.50	1,023.14	1.89	1.82	0.36
Columbia EM Quality Dividend ETF	1,000.00	1,000.00	1,082.70	1,021.09	4.00	3.88	0.77
Columbia Emerging Markets Consumer ETF	1,000.00	1,000.00	960.30	1,021.09	3.76	3.88	0.77
Columbia India Consumer ETF	1,000.00	1,000.00	1,078.20	1,020.64	4.46	4.33	0.86
Columbia India Infrastructure ETF	1,000.00	1,000.00	993.10	1,020.79	4.12	4.18	0.83
Columbia India Small Cap ETF	1,000.00	1,000.00	1,014.50	1,020.64	4.32	4.33	0.86

Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

Expense ratios reflect investment management fee caps for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF through the period ended March 31, 2018.

Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF, account values at the end of the period would have been reduced.

Effective February 1, 2018, the investment management fee (unitary fee) rates are 0.59%, 0.59%, 0.75%, 0.75%, and 0.75% respectively for Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF. If these rates had been in place for the entire six month period ended March 31, 2018, the actual expenses paid would have been $3.06 for Columbia EM Quality Dividend ETF, $2.88 for Columbia Emerging Markets Consumer ETF, $3.94 for Columbia India Consumer ETF, $3.78 for Columbia India Infrastructure ETF and $3.97 Columbia India Small Cap ETF; and the hypothetical expenses paid would have been $2.97 for Columbia EM Quality Dividend ETF, $2.97 for Columbia Emerging Markets Consumer ETF, $3.83 for Columbia India Consumer ETF, $3.83 for Columbia India Infrastructure ETF and $3.98 for Columbia India Small Cap ETF.

Columbia ETF Trust II | Annual Report 2018

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through March 31, 2018.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Beyond BRICs ETF August 15, 2012 – March 31, 2018
	0 - 49.9	328	289
	50 - 99.9	332	240
	100 - 199.9	116	97
	> 200	5	7
	Total	781	633
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Core ex-China ETF September 2, 2015 – March 31, 2018
	0 - 49.9	176	89
	50 - 99.9	214	33
	100 - 199.9	115	11
	> 200	9	1
	Total	514	134
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia EM Quality Dividend ETF August 4, 2011 – March 31, 2018
	0 - 49.9	399	479
	50 - 99.9	183	382
	100 - 199.9	49	156
	> 200	8	18
	Total	639	1035

Columbia ETF Trust II | Annual Report 2018

FREQUENCY DISTRIBUTION OF PREMIUMS
AND DISCOUNTS (continued) (Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Emerging Markets Consumer ETF September 14, 2010 – March 31, 2018
	0 - 49.9	865	437
	50 - 99.9	349	140
	100 - 199.9	49	48
	> 200	6	5
	Total	1269	630
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Consumer ETF August 10, 2011 – March 31, 2018
	0 - 49.9	439	330
	50 - 99.9	331	167
	100 - 199.9	241	89
	> 200	59	14
	Total	1070	600
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Infrastructure ETF August 11, 2010 – March 31, 2018
	0 - 49.9	478	370
	50 - 99.9	342	262
	100 - 199.9	239	153
	> 200	39	39
	Total	1098	824
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia India Small Cap ETF July 7, 2010 – March 31, 2018
	0 - 49.9	448	370
	50 - 99.9	288	282
	100 - 199.9	223	247
	> 200	35	54
	Total	994	953

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.3%

Issuer	Shares	Value ($)
Bangladesh 4.7%
Beximco Pharmaceuticals Ltd.	499,337	617,118
BRAC Bank Ltd.	684,119	799,427
City Bank Ltd. (The)	1,097,268	522,383
Square Pharmaceuticals, Ltd.	376,064	1,401,537
Total Bangladesh		3,340,465
Chile 2.3%
Banco Santander Chile	4,708,829	396,950
Cencosud SA	101,499	310,770
Enel Americas SA	2,095,065	489,363
S.A.C.I. Falabella	42,626	411,263
Total Chile		1,608,346
Colombia 0.5%
Ecopetrol SA	360,257	337,285
Czech Republic 0.4%
CEZ AS	11,999	298,802
Hungary 1.2%
OTP Bank PLC	18,755	843,782
Indonesia 8.0%
PT Astra International Tbk	1,537,392	815,178
PT Bank Central Asia Tbk	733,151	1,240,779
PT Bank Mandiri Persero Tbk	1,406,681	784,186
PT Bank Negara Indonesia Persero Tbk	562,216	354,256
PT Bank Rakyat Indonesia Persero Tbk(a)	4,020,010	1,051,174
PT Hanjaya Mandala Sampoerna Tbk	664,292	192,038
PT Telekomunikasi Indonesia Persero Tbk	3,594,833	939,996
PT Unilever Indonesia Tbk	87,135	313,445
Total Indonesia		5,691,052
Kenya 2.2%
Safaricom PLC	4,981,420	1,528,951
Malaysia 9.8%
Axiata Group Bhd	334,713	472,475
CIMB Group Holdings Bhd	493,706	913,892
DiGi.Com Bhd	278,425	333,275

Common Stocks (continued)

Issuer	Shares	Value ($)
IHH Healthcare Bhd	212,006	328,861
Malayan Banking Bhd	446,013	1,213,045
Maxis Bhd	208,145	305,652
Petronas Chemicals Group Bhd	214,999	453,010
Public Bank Bhd	234,124	1,452,683
Sime Darby Bhd	268,071	181,579
Tenaga Nasional Bhd	309,396	1,292,616
Total Malaysia		6,947,088
Mexico 12.1%
America Movil SAB de CV Series L	2,242,346	2,119,071
Arca Continental SAB de CV	26,870	185,051
Cemex SAB de CV Series CPO(a)	1,107,058	729,608
Fomento Economico Mexicano SAB de CV Series UBD	159,661	1,450,406
Grupo Bimbo SAB de CV Series A	181,932	396,486
Grupo Financiero Banorte SAB de CV Class O	185,580	1,129,838
Grupo Mexico SAB de CV Series B	253,727	841,656
Grupo Televisa SAB Series CPO	189,397	600,040
Industrias Penoles SAB de CV	9,439	189,913
Wal-Mart de Mexico SAB de CV	392,264	994,118
Total Mexico		8,636,187
Morocco 3.9%
Attijariwafa Bank	25,996	1,386,122
Maroc Telecom	87,991	1,421,375
Total Morocco		2,807,497
Nigeria 3.7%
Guaranty Trust Bank PLC	10,676,592	1,325,861
Zenith Bank PLC	16,467,438	1,340,453
Total Nigeria		2,666,314
Philippines 2.7%
Ayala Land, Inc.	526,377	414,625
BDO Unibank, Inc.	148,677	396,073
SM Investments Corp.	36,681	644,655
SM Prime Holdings, Inc.	685,260	442,590
Total Philippines		1,897,943

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Poland 3.5%
Bank Pekao SA	11,909	428,686
Polski Koncern Naftowy Orlen SA	23,598	579,530
Polskie Gornictwo Naftowe i Gazownictwo SA	131,993	217,721
Powszechna Kasa Oszczednosci Bank Polski SA(a)	64,797	765,011
Powszechny Zaklad Ubezpieczen SA	42,603	519,276
Total Poland		2,510,224
Qatar 1.3%
Industries Qatar QSC	11,469	330,988
Qatar National Bank QPSC	17,510	625,048
Total Qatar		956,036
Romania 2.2%
Banca Transilvania SA	2,264,713	1,574,273
South Africa 14.5%
Aspen Pharmacare Holdings, Ltd.	22,586	494,581
Barclays Africa Group, Ltd.	39,391	630,655
FirstRand, Ltd.	193,985	1,095,271
MTN Group, Ltd.	109,209	1,096,998
Naspers, Ltd. N Shares	8,360	2,040,366
Remgro, Ltd.	31,137	583,388
Sanlam, Ltd.	102,127	735,219
Sasol, Ltd.	33,505	1,140,223
Shoprite Holdings, Ltd.	26,604	567,118
Standard Bank Group, Ltd.	76,889	1,419,060
Steinhoff International Holdings NV(a)	157,872	43,969
Vodacom Group, Ltd.	36,125	466,687
Total South Africa		10,313,535
Sri Lanka 2.0%
John Keells Holdings PLC	1,361,201	1,395,297
Thailand 11.0%
Advanced Info Service PCL NVDR	85,071	560,429
Airports of Thailand PCL NVDR	327,928	692,141
Bangkok Bank PCL NVDR	38,175	241,722
Bangkok Dusit Medical Services PCL NVDR	652,707	490,522

Common Stocks (continued)

Issuer	Shares	Value ($)
CP ALL PCL NVDR	397,245	1,108,399
Kasikornbank PCL NVDR	90,203	611,546
PTT Exploration & Production PCL NVDR	104,589	382,969
PTT PCL NVDR	109,233	1,914,285
Siam Cement PCL (The) NVDR	63,488	1,002,976
Siam Commercial Bank PCL NVDR	180,900	830,161
Total Thailand		7,835,150
Turkey 1.8%
Akbank TAS	155,302	374,788
KOC Holding AS	64,764	266,158
Turkiye Garanti Bankasi AS	158,682	436,622
Turkiye Is Bankasi AS Class C	106,841	192,300
Total Turkey		1,269,868
United Arab Emirates 5.2%
Emaar Properties PJSC	266,035	420,093
Emirates Telecommunications Group Co. PJSC	131,897	633,810
First Abu Dhabi Bank PJSC	822,969	2,621,491
Total United Arab Emirates		3,675,394
Vietnam 6.3%
Hoa Phat Group JSC(a)	493,799	1,316,249
No Va Land Investment Group Corp.(a)	461,264	1,340,748
Thanh Thanh Cong — Bien Hoa JSC(a)	410,420	307,687
Vietnam Dairy Products JSC	164,270	1,490,778
Vingroup JSC(a)	2	10
Total Vietnam		4,455,472
Total Common Stocks (Cost: $64,798,556)		70,588,961

Money Market Fund 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.538%(b) (Cost: $289,679)	289,679	289,679
Total Investments in Securities (Cost: $65,088,235)		70,878,640
Other Assets & Liabilities, Net		248,573
Net Assets		71,127,213

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

March 31, 2018

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at March 31, 2018.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia Beyond BRICs ETF

March 31, 2018

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Bangladesh	3,340,465	—	—	3,340,465
Chile	1,608,346	—	—	1,608,346
Colombia	337,285	—	—	337,285
Czech Republic	298,802	—	—	298,802
Hungary	843,782	—	—	843,782
Indonesia	5,691,052	—	—	5,691,052
Kenya	1,528,951	—	—	1,528,951
Malaysia	6,947,088	—	—	6,947,088
Mexico	8,636,187	—	—	8,636,187
Morocco	2,807,497	—	—	2,807,497
Nigeria	2,666,314	—	—	2,666,314
Philippines	1,897,943	—	—	1,897,943
Poland	2,510,224	—	—	2,510,224
Qatar	956,036	—	—	956,036
Romania	1,574,273	—	—	1,574,273
South Africa	10,313,535	—	—	10,313,535
Sri Lanka	1,395,297	—	—	1,395,297
Thailand	7,835,150	—	—	7,835,150
Turkey	1,269,868	—	—	1,269,868
United Arab Emirates	3,675,394	—	—	3,675,394
Vietnam	4,455,472	—	—	4,455,472
Total Common Stocks	70,588,961	—	—	70,588,961
Money Market Fund	289,679	—	—	289,679
Total Investments in Securities	70,878,640	—	—	70,878,640

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 91.1%

Issuer	Shares	Value ($)
Brazil 5.7%
Ambev SA	16,795	121,632
B3 SA - Brasil Bolsa Balcao	8,134	65,319
Banco do Brasil SA	3,447	42,553
BRF SA(a)	3,697	25,395
Kroton Educacional SA	8,894	36,394
Ultrapar Participacoes SA	1,610	34,355
Vale SA	18,769	238,368
Total Brazil		564,016
Chile 1.1%
Cia Cervecerias Unidas SA	2,916	42,927
Empresas COPEC SA	4,163	65,388
Total Chile		108,315
India 10.9%
HDFC Bank, Ltd. ADR	4,118	406,735
ICICI Bank, Ltd. ADR	30,293	268,093
Infosys, Ltd. ADR	13,326	237,869
Tata Motors, Ltd. ADR(a)	5,958	153,121
Total India		1,065,818
Indonesia 3.3%
PT Astra International Tbk	94,956	50,349
PT Bank Central Asia Tbk	84,396	142,831
PT Bank Mandiri Persero Tbk	144,682	80,656
PT Telekomunikasi Indonesia Persero Tbk	208,129	54,423
Total Indonesia		328,259
Malaysia 4.4%
Dialog Group BHD	210,100	160,780
IHH Healthcare Bhd	66,700	103,464
Petronas Dagangan Bhd	11,500	73,436
Tenaga Nasional Bhd	23,400	97,762
Total Malaysia		435,442
Mexico 4.2%
Cemex SAB de CV Series CPO(a)	81,765	53,887
Coca-Cola Femsa SAB de CV Series L	11,499	75,740

Common Stocks (continued)

Issuer	Shares	Value ($)
Grupo Bimbo SAB de CV Series A	24,276	52,905
Grupo Mexico SAB de CV Series B	28,804	95,548
Grupo Televisa SAB Series CPO	14,926	47,288
Wal-Mart de Mexico SAB de CV	34,910	88,473
Total Mexico		413,841
Philippines 1.1%
JG Summit Holdings, Inc.	27,370	32,890
Semirara Mining & Power Corp.	55,100	31,997
SM Investments Corp.	2,370	41,652
Total Philippines		106,539
Poland 2.5%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	11,495	135,713
Powszechny Zaklad Ubezpieczen SA	9,088	110,771
Total Poland		246,484
Russia 4.8%
Gazprom PJSC ADR	16,873	82,104
LUKOIL PJSC ADR	2,897	199,603
Sberbank of Russia PJSC ADR	10,236	190,697
Total Russia		472,404
South Africa 9.4%
AngloGold Ashanti, Ltd.	4,027	38,242
Aspen Pharmacare Holdings, Ltd.	2,132	46,686
Bid Corp., Ltd.	5,325	115,836
Bidvest Group, Ltd. (The)	5,472	103,494
FirstRand, Ltd.	8,220	46,411
MTN Group, Ltd.	6,479	65,081
Naspers, Ltd. N Shares	885	215,996
Remgro, Ltd.	2,066	38,709
Sanlam, Ltd.	10,355	74,546
Sasol, Ltd.	2,639	89,809
Standard Bank Group, Ltd.	4,458	82,277
Steinhoff International Holdings NV(a)	14,265	3,973
Total South Africa		921,060

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
South Korea 19.3%
Celltrion, Inc.(a)	706	209,829
Hana Financial Group, Inc.	1,191	50,952
Hyundai Motor Co.	905	121,838
KB Financial Group, Inc.	3,065	177,131
Kia Motors Corp.	2,044	61,076
Korea Electric Power Corp.	1,654	51,052
KT&G Corp.	646	60,606
LG Chem, Ltd.	156	56,493
POSCO	394	124,569
Samsung C&T Corp.	337	43,315
Samsung Electronics Co., Ltd.	270	621,109
Shinhan Financial Group Co., Ltd.	2,947	124,831
SK Hynix, Inc.	2,470	186,078
Total South Korea		1,888,879
Taiwan 16.7%
Advanced Semiconductor Engineering, Inc.	30,249	43,729
Asia Pacific Telecom Co., Ltd.(a)	162,000	50,672
China Steel Corp.	87,904	69,944
Chipbond Technology Corp.	25,000	58,734
Chunghwa Telecom Co., Ltd.	24,465	93,557
CTBC Financial Holding Co., Ltd.	70,546	50,568
Far Eastern New Century Corp.	71,765	64,610
Far EasTone Telecommunications Co., Ltd.	19,248	50,832
Formosa Chemicals & Fibre Corp.	11,882	44,419
Formosa Petrochemical Corp.	12,000	48,770
Formosa Plastics Corp.	27,233	96,203
Hon Hai Precision Industry Co., Ltd.	45,985	141,944
MediaTek, Inc.	6,409	72,757
Nan Ya Plastics Corp.	38,576	108,225
President Chain Store Corp.	10,375	104,259
Standard Foods Corp.	23,536	55,133
Taiwan Semiconductor Manufacturing Co., Ltd.	57,459	480,845
Total Taiwan		1,635,201

Common Stocks (continued)

Issuer	Shares	Value ($)
Thailand 6.0%
Airports of Thailand PCL NVDR	48,200	101,733
BTS Group Holdings PCL NVDR	439,655	116,698
CP ALL PCL NVDR	19,700	54,967
Home Product Center PCL NVDR	110,500	49,119
PTT PCL	6,000	105,149
Siam Cement PCL (The)	3,300	52,133
Siam Commercial Bank PCL (The)	15,800	72,507
Thai Union Group PCL NVDR	55,796	33,367
Total Thailand		585,673
Turkey 1.7%
Haci Omer Sabanci Holding AS	15,682	41,487
Turkiye Garanti Bankasi AS	26,183	72,044
Turkiye Is Bankasi Class C	31,575	56,831
Total Turkey		170,362
Total Common Stocks (Cost: $7,078,385)		8,942,293

Preferred Stocks 8.1%

Issuer	Shares	Value ($)
Brazil 8.1%
Banco Bradesco SA Preference Shares	6,565	78,023
Itau Unibanco Holding SA Preference Shares	16,852	260,162
Itausa — Investimentos Itau SA Preference Shares	32,824	136,191
Petroleo Brasileiro SA Preference Shares(a)	40,792	262,774
Telefonica Brasil SA Preference Shares	3,634	55,107
Total Brazil		792,257
Total Preferred Stocks (Cost: $440,010)		792,257

Money Market Fund 0.4%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.538%(b) (Cost: $36,426)	36,426	36,426
Total Investments in Securities (Cost: $7,554,821)		9,770,976
Other Assets & Liabilities, Net		39,533
Net Assets		9,810,509

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

March 31, 2018

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at March 31, 2018.

Abbreviation Legend

ADR  American Depositary Receipts

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Core ex-China ETF

March 31, 2018

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	564,016	—	—	564,016
Chile	108,315	—	—	108,315
India	1,065,818	—	—	1,065,818
Indonesia	328,259	—	—	328,259
Malaysia	435,442	—	—	435,442
Mexico	413,841	—	—	413,841
Philippines	106,539	—	—	106,539
Poland	246,484	—	—	246,484
Russia	472,404	—	—	472,404
South Africa	921,060	—	—	921,060
South Korea	1,888,879	—	—	1,888,879
Taiwan	1,635,201	—	—	1,635,201
Thailand	585,673	—	—	585,673
Turkey	170,362	—	—	170,362
Total Common Stocks	8,942,293	—	—	8,942,293
Preferred Stocks
Brazil	792,257	—	—	792,257
Total Preferred Stocks	792,257	—	—	792,257
Money Market Fund	36,426	—	—	36,426
Total Investments in Securities	9,770,976	—	—	9,770,976

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 97.3%

Issuer	Shares	Value ($)
Brazil 6.1%
Ambev SA	30,984	224,391
CCR SA	61,453	231,124
Ultrapar Participacoes SA	10,702	228,362
Total Brazil		683,877
China 11.8%
AAC Technologies Holdings, Inc.	12,058	217,552
China Merchants Bank Co., Ltd. Class H	54,207	222,055
China Overseas Land & Investment, Ltd.	63,495	220,460
China Resources Land, Ltd.	60,643	220,603
Country Garden Holdings Co., Ltd.	112,744	232,145
Ping An Insurance Group Co. of China, Ltd. Class H	20,789	211,379
Total China		1,324,194
Hong Kong 4.0%
Hong Kong & China Gas Co., Ltd.	108,640	223,141
Link REIT	25,894	221,054
Total Hong Kong		444,195
India 12.0%
Bharat Petroleum Corp., Ltd.	35,179	230,556
Bharti Infratel, Ltd.	42,531	219,203
Indian Oil Corp., Ltd.	86,222	233,462
Infosys, Ltd.	12,463	216,272
NTPC, Ltd.	85,513	222,496
Power Grid Corp. of India, Ltd.	74,903	221,936
Total India		1,343,925
Indonesia 7.9%
PT Astra International Tbk	423,882	224,756
PT Bank Rakyat Indonesia Persero Tbk(a)	856,594	223,987
PT Telekomunikasi Indonesia Persero Tbk	842,551	220,315
PT Unilever Indonesia Tbk	60,495	217,615
Total Indonesia		886,673
Malaysia 8.1%
Maxis Bhd	150,858	221,529
Petronas Chemicals Group Bhd	107,190	225,852

Common Stocks (continued)

Issuer	Shares	Value ($)
Public Bank Bhd	36,579	226,964
Tenaga Nasional Bhd	55,631	232,419
Total Malaysia		906,764
Poland 2.0%
Polski Koncern Naftowy Orlen SA	8,895	218,447
Qatar 1.9%
Qatar National Bank QPSC	6,035	215,429
South Africa 9.8%
FirstRand, Ltd.	38,259	216,017
Mondi, Ltd.	8,281	225,204
Sanlam, Ltd.	29,006	208,816
Standard Bank Group, Ltd.	12,001	221,490
Vodacom Group, Ltd.	17,501	226,089
Total South Africa		1,097,616
South Korea 6.2%
Kia Motors Corp.	7,736	231,158
KT&G Corp.	2,453	230,134
S-Oil Corp.	2,070	232,072
Total South Korea		693,364
Taiwan 13.9%
Advanced Semiconductor Engineering, Inc.	155,377	224,617
Formosa Chemicals & Fibre Corp.	59,326	221,783
Formosa Plastics Corp.	62,448	220,604
Hon Hai Precision Industry Co., Ltd.	72,188	222,825
Nan Ya Plastics Corp.	79,390	222,729
Taiwan Semiconductor Manufacturing Co., Ltd.	26,636	222,903
Uni-President Enterprises Corp.	95,968	224,804
Total Taiwan		1,560,265
Thailand 7.8%
Kasikornbank PCL	31,675	214,745
PTT PCL	12,721	222,933
Siam Cement PCL (The) NVDR	13,944	220,286
Siam Commercial Bank PCL (The)	48,015	220,344
Total Thailand		878,308

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
United Arab Emirates 5.8%
DP World, Ltd.	9,323	209,768
Emaar Properties PJSC	139,540	220,346
Emirates Telecommunications Group Co. PJSC	46,044	221,257
Total United Arab Emirates		651,371
Total Common Stocks (Cost: $10,012,581)		10,904,428

Preferred Stock 2.0%

Issuer	Shares	Value ($)
Chile 2.0%
Sociedad Quimica y Minera de Chile SA Class B (Cost: $250,264)	4,631	225,556
Total Investments in Securities (Cost: $10,262,845)		11,129,984
Other Assets & Liabilities, Net		72,848
Net Assets		11,202,832

Notes to Portfolio of Investments

(a)  Non-income producing security.

Abbreviation Legend

NVDR  Non-Voting Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (continued)

Columbia EM Quality Dividend ETF

March 31, 2018

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	683,877	—	—	683,877
China	1,324,194	—	—	1,324,194
Hong Kong	444,195	—	—	444,195
India	1,343,925	—	—	1,343,925
Indonesia	886,673	—	—	886,673
Malaysia	906,764	—	—	906,764
Poland	218,447	—	—	218,447
Qatar	215,429	—	—	215,429
South Africa	1,097,616	—	—	1,097,616
South Korea	693,364	—	—	693,364
Taiwan	1,560,265	—	—	1,560,265
Thailand	878,308	—	—	878,308
United Arab Emirates	651,371	—	—	651,371
Total Common Stocks	10,904,428	—	—	10,904,428
Preferred Stocks
Chile	225,556	—	—	225,556
Total Preferred Stocks	225,556	—	—	225,556
Total Investments in Securities	11,129,984	—	—	11,129,984

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.8%

Issuer	Shares	Value ($)
Brazil 12.6%
Ambev SA ADR	6,162,599	44,802,095
BRF SA ADR(a)	2,372,885	16,420,364
Kroton Educacional SA	4,676,943	19,137,810
Lojas Renner SA	2,117,589	21,885,661
Total Brazil		102,245,930
Chile 3.3%
S.A.C.I. Falabella	2,767,659	26,702,855
China 28.2%
China Mengniu Dairy Co., Ltd.(a)	7,497,149	25,696,432
Ctrip.com International, Ltd. ADR(a)	728,002	33,939,453
Geely Automobile Holdings, Ltd.	10,149,225	29,225,754
Hengan International Group Co., Ltd.	2,239,182	20,741,884
JD.com, Inc. ADR(a)	1,027,532	41,604,771
New Oriental Education & Technology Group, Inc. ADR	306,008	26,821,601
Want Want China Holdings, Ltd.	23,306,583	18,679,001
Yum China Holdings, Inc.	765,301	31,759,992
Total China		228,468,888
India 14.6%
Hindustan Unilever, Ltd.	1,519,181	31,057,148
ITC, Ltd.	6,908,020	27,061,532
Maruti Suzuki India, Ltd.	240,075	32,616,883
Tata Motors, Ltd. ADR(a)	1,080,605	27,771,549
Total India		118,507,112
Indonesia 3.1%
PT Astra International Tbk	48,250,042	25,583,825
Malaysia 2.3%
Genting Bhd	8,142,094	18,313,397

Common Stocks (continued)

Issuer	Shares	Value ($)
Mexico 10.5%
Fomento Economico Mexicano SAB de CV Series UBD	3,839,892	34,882,674
Grupo Televisa SAB Series CPO	6,619,311	20,971,033
Wal-Mart de Mexico SAB de CV	11,531,796	29,225,129
Total Mexico		85,078,836
Philippines 2.9%
SM Investments Corp.	1,318,639	23,174,586
Russia 2.4%
Magnit PJSC GDR	1,048,762	19,333,927
South Africa 14.1%
Naspers, Ltd. N Shares	287,295	70,118,044
Shoprite Holdings, Ltd.	1,133,327	24,159,150
Tiger Brands, Ltd.	629,051	19,749,507
Total South Africa		114,026,701
Thailand 5.8%
CP ALL PCL	10,238,305	28,567,064
Thai Beverage PCL	30,728,044	18,277,949
Total Thailand		46,845,013
Total Common Stocks (Cost: $725,228,204)		808,281,070

Money Market Fund 0.2%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.538%(b) (Cost: $1,238,005)	1,238,005	1,238,005
Total Investments in Securities (Cost: $726,466,209)		809,519,075
Other Assets & Liabilities, Net		391,952
Net Assets		809,911,027

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at March 31, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

March 31, 2018

Abbreviation Legend

ADR  American Depositary Receipts

GDR  Global Depositary Receipts

PJSC  Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia Emerging Markets Consumer ETF

March 31, 2018

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	102,245,930	—	—	102,245,930
Chile	26,702,855	—	—	26,702,855
China	228,468,888	—	—	228,468,888
India	118,507,112	—	—	118,507,112
Indonesia	25,583,825	—	—	25,583,825
Malaysia	18,313,397	—	—	18,313,397
Mexico	85,078,836	—	—	85,078,836
Philippines	23,174,586	—	—	23,174,586
Russia	19,333,927	—	—	19,333,927
South Africa	114,026,701	—	—	114,026,701
Thailand	46,845,013	—	—	46,845,013
Total Common Stocks	808,281,070	—	—	808,281,070
Money Market Fund	1,238,005	—	—	1,238,005
Total Investments in Securities	809,519,075	—	—	809,519,075

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 101.3%

Issuer	Shares	Value ($)
Consumer Discretionary 55.6%
Bajaj Auto, Ltd.	157,092	6,610,843
Balkrishna Industries, Ltd.	137,049	2,245,532
Bharat Forge, Ltd.	437,933	4,697,820
Bosch, Ltd.	16,286	4,499,021
Future Retail, Ltd.(a)	246,179	2,078,992
Hero MotoCorp, Ltd.	128,671	6,989,325
Mahindra & Mahindra, Ltd.	633,162	7,173,125
Maruti Suzuki India, Ltd.	53,269	7,237,192
Motherson Sumi Systems, Ltd.	1,414,427	6,743,401
MRF, Ltd.	4,519	5,024,208
Page Industries, Ltd.	6,614	2,300,394
Rajesh Exports, Ltd.	98,254	1,114,179
Sun TV Network, Ltd.	108,887	1,416,729
Tata Motors, Ltd.(a)	1,350,728	6,768,996
Titan Co., Ltd.	563,958	8,147,865
Zee Entertainment Enterprises, Ltd.	811,934	7,164,303
Total		80,211,925
Consumer Staples 45.7%
Avenue Supermarts, Ltd.(a)(b)	176,016	3,575,282
Britannia Industries, Ltd.	95,347	7,266,474

Common Stocks (continued)

Issuer	Shares	Value ($)
Colgate-Palmolive India, Ltd.	240,950	3,904,530
Dabur India, Ltd.	1,018,850	5,130,046
Emami, Ltd.	113,466	1,859,475
GlaxoSmithKline Consumer Healthcare, Ltd.	20,942	1,958,678
Godrej Consumer Products, Ltd.	417,706	7,004,175
Hindustan Unilever, Ltd.	354,870	7,254,731
ITC, Ltd.	1,779,274	6,970,142
Marico, Ltd.	874,694	4,372,685
Nestle India, Ltd.	60,328	7,588,023
Procter & Gamble Hygiene & Health Care, Ltd.	17,231	2,524,546
United Breweries, Ltd.	119,248	1,733,000
United Spirits, Ltd.(a)	99,880	4,792,722
Total		65,934,509
Total Common Stocks (Cost: $111,576,974)		146,146,434

Money Market Fund 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.538%(c) (Cost: $500,240)	500,240	500,240
Total Investments in Securities (Cost: $112,077,214)		146,646,674
Other Assets & Liabilities, Net		(2,357,506)
Net Assets		144,289,168

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At March 31, 2018, the value of this security amounted to $3,575,282, which represents 2.48% of net assets.

(c)  The rate shown is the seven-day current annualized yield at March 31, 2018.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Consumer ETF

March 31, 2018

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	80,211,925	—	—	80,211,925
Consumer Staples	65,934,509	—	—	65,934,509
Total Common Stocks	146,146,434	—	—	146,146,434
Money Market Fund	500,240	—	—	500,240
Total Investments in Securities	146,646,674	—	—	146,646,674

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 100.8%

Issuer	Shares	Value ($)
Energy 3.6%
Petronet LNG, Ltd.	512,796	1,815,810
Industrials 37.6%
Adani Ports and Special Economic Zone, Ltd.	422,242	2,292,426
Amara Raja Batteries, Ltd.	54,049	658,814
Ashok Leyland, Ltd.	1,356,713	3,025,587
Bharat Heavy Electricals, Ltd.	958,117	1,195,044
Container Corp. of India, Ltd.	76,638	1,463,040
Cummins India, Ltd.	95,957	1,030,238
Eicher Motors, Ltd.	4,981	2,166,827
Havells India, Ltd.	145,394	1,087,529
Larsen & Toubro, Ltd.	138,652	2,786,786
NBCC India, Ltd.	154,333	450,540
Siemens, Ltd.	61,386	1,009,755
Voltas, Ltd.	159,195	1,515,511
Total		18,682,097
Materials 26.2%
Ambuja Cements, Ltd.	517,474	1,848,243
JSW Steel, Ltd.	618,737	2,733,585
Shree Cement, Ltd.	5,616	1,394,617
Tata Steel, Ltd.	287,641	2,518,447
UltraTech Cement, Ltd.	39,387	2,385,382
Vedanta, Ltd.	493,824	2,103,732
Total		12,984,006
Real Estate 2.0%
DLF, Ltd.	316,568	976,811

Common Stocks (continued)

Issuer	Shares	Value ($)
Telecommunication Services 12.2%
Bharti Airtel, Ltd.	403,130	2,464,332
Bharti Infratel, Ltd.	391,980	2,020,249
Idea Cellular, Ltd.(a)	964,686	1,122,627
Tata Communications, Ltd.	45,030	428,161
Total		6,035,369
Utilities 19.2%
CESC, Ltd.	84,799	1,256,220
GAIL India, Ltd.	571,300	2,877,886
Indraprastha Gas Ltd.	247,261	1,059,419
NTPC, Ltd.	969,822	2,523,375
Reliance Power, Ltd.(a)	477,814	264,468
Tata Power Co., Ltd. (The)	1,279,804	1,550,167
Total		9,531,535
Total Common Stocks (Cost: $39,761,562)		50,025,628

Money Market Fund 0.3%

	Shares	Value ($)
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.538%(b) (Cost: $134,570)	134,570	134,570
Total Investments in Securities (Cost: $39,896,132)		50,160,198
Other Assets & Liabilities, Net		(547,888)
Net Assets		49,612,310

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  The rate shown is the seven-day current annualized yield at March 31, 2018.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

March 31, 2018

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Infrastructure ETF

March 31, 2018

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Energy	1,815,810	—	—	1,815,810
Industrials	18,682,097	—	—	18,682,097
Materials	12,984,006	—	—	12,984,006
Real Estate	976,811	—	—	976,811
Telecommunication Services	6,035,369	—	—	6,035,369
Utilities	9,531,535	—	—	9,531,535
Total Common Stocks	50,025,628	—	—	50,025,628
Money Market Fund	134,570	—	—	134,570
Total Investments in Securities	50,160,198	—	—	50,160,198

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks 99.8%

Issuer	Shares	Value ($)
Consumer Discretionary 9.1%
Eros International Media, Ltd.(a)	113,984	290,458
Indo Count Industries, Ltd.	139,920	182,350
Jamna Auto Industries, Ltd.	298,405	359,156
JK Tyre & Industries, Ltd.	178,465	445,877
Kesoram Industries, Ltd.(a)	209,043	346,954
Shankara Building Products, Ltd.	20,195	542,730
Sintex Industries, Ltd.	896,867	246,831
Trident, Ltd.	188,385	171,137
Total		2,585,493
Consumer Staples 7.7%
Balrampur Chini Mills, Ltd.	278,656	323,210
Dwarikesh Sugar Industries, Ltd.	330,800	127,559
Kaveri Seed Co., Ltd.	54,469	403,705
Kwality, Ltd.	121,953	110,413
LT Foods, Ltd.	261,003	340,152
Parag Milk Foods, Ltd.(b)	77,381	296,133
Venky's India, Ltd.	9,712	576,421
Total		2,177,593
Energy 1.2%
Aban Offshore, Ltd.(a)	61,138	148,483
Hindustan Oil Exploration Co., Ltd.(a)	117,198	198,469
Total		346,952
Financials 19.0%
Andhra Bank(a)	545,401	347,870
Central Depository Services India, Ltd.(a)	80,730	349,858
IFCI, Ltd.(a)	1,455,169	436,182
Karnataka Bank, Ltd. (The)	541,612	954,149
Lakshmi Vilas Bank, Ltd. (The)	422,406	637,932
Multi Commodity Exchange of India, Ltd.	82,876	847,989
Oriental Bank of Commerce(a)	297,840	418,299
Repco Home Finance, Ltd.	81,299	700,970
SREI Infrastructure Finance, Ltd.	361,282	407,138
Tourism Finance Corp. of India, Ltd.	121,567	283,407
Total		5,383,794

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 5.5%
Granules India, Ltd.	264,708	419,050
Marksans Pharma, Ltd.	428,137	207,761
Morepen Laboratories, Ltd.(a)	528,692	249,667
Suven Life Sciences, Ltd.	98,668	253,244
Unichem Laboratories, Ltd.	93,899	410,743
Total		1,540,465
Industrials 16.7%
Force Motors, Ltd.	10,046	420,960
Future Enterprises, Ltd.	467,744	256,743
Gati, Ltd.	138,881	186,533
Gayatri Highways, Ltd.(a)(c)(d)	99,938	10,167
Gayatri Projects, Ltd.(a)	160,951	495,771
Hindustan Construction Co., Ltd.(a)	1,084,185	369,032
KEI Industries, Ltd.	77,314	456,380
Mercator, Ltd.	405,814	214,973
Praj Industries, Ltd.	211,705	260,648
Reliance Naval and Engineering, Ltd.(a)	458,016	192,415
Shipping Corp. of India, Ltd.(a)	342,435	336,808
Sintex Plastics Technology, Ltd.(a)	850,351	749,677
Texmaco Rail & Engineering, Ltd.	216,705	277,104
Titagarh Wagons, Ltd.	117,548	197,711
Welspun Enterprises, Ltd.	130,642	283,130
Total		4,708,052
Information Technology 11.2%
8K Miles Software Services, Ltd.	19,795	203,362
Firstsource Solutions, Ltd.(a)	537,303	436,620
HCL Infosystems, Ltd.(a)	405,830	317,027
Intellect Design Arena, Ltd.(a)	142,521	361,210
Just Dial, Ltd.(a)	66,644	452,712
KPIT Technologies, Ltd.	317,508	1,054,194
NIIT, Ltd.(a)	216,180	330,625
Total		3,155,750

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

March 31, 2018

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 23.7%
Advanced Enzyme Technologies, Ltd.	153,615	502,145
Bhansali Engineering Polymers, Ltd.	146,013	381,925
Camlin Fine Sciences, Ltd.(a)	167,943	260,714
Deepak Nitrite, Ltd.	136,878	520,257
GHCL, Ltd.	111,639	442,385
Jai Corp., Ltd.	99,564	204,099
Jindal Saw, Ltd.	244,495	445,155
JK Paper, Ltd.	142,129	294,406
Kiri Industries, Ltd.(a)	31,378	201,195
Maithan Alloys, Ltd.	15,071	181,728
Meghmani Organics, Ltd.	522,891	675,443
Nilkamal, Ltd.	11,989	279,378
NOCIL, Ltd.	198,548	584,030
Phillips Carbon Black, Ltd.	32,118	534,597
Prakash Industries, Ltd.(a)	145,429	377,053
Tata Metaliks, Ltd.	25,448	289,960

Common Stocks (continued)

Issuer	Shares	Value ($)
Tata Sponge Iron, Ltd.	14,483	204,216
Thirumalai Chemicals, Ltd.	12,112	316,181
Total		6,694,867
Real Estate 2.2%
Housing Development & Infrastructure, Ltd.(a)	546,791	323,606
Omaxe, Ltd.	90,171	304,917
Total		628,523
Telecommunication Services 1.1%
Himachal Futuristic Communications, Ltd.(a)	794,062	314,719
Utilities 2.4%
PTC India, Ltd.	504,763	676,405
Total Investments in Securities (Cost: $30,817,461)		28,212,613
Other Assets & Liabilities, Net		69,431
Net Assets		28,282,044

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At March 31, 2018, the value of this security amounted to $296,133, which represents 1.05% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2018, the value of these securities amounted to $10,167, which represents 0.04% of net assets.

(d)  Valuation based on significant unobservable inputs.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 – Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

March 31, 2018

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	2,585,493	—	—	2,585,493
Consumer Staples	2,177,593	—	—	2,177,593
Energy	346,952	—	—	346,952
Financials	5,383,794	—	—	5,383,794
Health Care	1,540,465	—	—	1,540,465
Industrials	4,697,885	—	10,167	4,708,052
Information Technology	3,155,750	—	—	3,155,750
Materials	6,694,867	—	—	6,694,867
Real Estate	628,523	—	—	628,523
Telecommunication Services	314,719	—	—	314,719
Utilities	676,405	—	—	676,405
Total Common Stocks	28,202,446	—	10,167	28,212,613
Total Investments in Securities	28,202,446	—	10,167	28,212,613

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

PORTFOLIO OF INVESTMENTS (Consolidated) (continued)

Columbia India Small Cap ETF

March 31, 2018

Fair Value Measurements (continued)

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer and the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $65,088,235, $7,554,821, $10,262,845, respectively)	$70,878,640	$9,770,976	$11,129,984
Cash	—	—	—
Foreign cash (cost $54,376, $1,253, $26,346, respectively)	54,334	1,253	26,282
Receivable for:
Investment sold	—	—	62,627
Capital shares sold	—	—	—
Dividends	222,874	40,876	37,387
Foreign tax reclaims	17,144	358	8,817
Expense reimbursement due from Investment Manager	16,502	2,953	—
Total assets	71,189,494	9,816,416	11,265,097
Liabilities
Payable for:
Investment purchased	—	—	15,372
Capital shares purchased	—	—	—
Investment management fees	51,951	5,907	5,714
Due to custodian	10,119	—	41,179
Accrued expenses and other liabilities	211	—	—
Total liabilities	62,281	5,907	62,265
Net assets applicable to outstanding capital stock	$71,127,213	$9,810,509	$11,202,832
Represented by:
Paid-in capital	$126,196,170	$7,630,250	$37,308,790
Undistributed (accumulated) net investment income (loss)	447,628	38,617	(9,998)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(61,307,478)	(74,586)	(26,963,841)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,790,405	2,216,155	867,139
Foreign currency translations	488	73	742
Total — representing net assets applicable to outstanding capital stock	$71,127,213	$9,810,509	$11,202,832
Shares outstanding	3,650,000	350,000	700,000
Net asset value per share	$19.49	$28.03	$16.00

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2018

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $726,466,209, $112,077,214, $39,896,132, respectively)	$809,519,075	$146,646,674	$50,160,198
Cash	3,763,440	2,916	424
Foreign cash (cost $82,552, $4,678, $177,630, respectively)	86,969	4,671	177,532
Receivable for:
Investment sold	426,026	—	—
Capital shares sold	990	—	—
Dividends	434,122	18,849	5,942
Foreign tax reclaims	101,573	—	—
Expense reimbursement due from Investment Manager	—	—	—
Total assets	814,332,195	146,673,110	50,344,096
Liabilities
Payable for:
Investment purchased	3,992,169	—	—
Capital shares purchased	1,601	2,290,304	698,765
Investment management fees	427,398	93,638	33,021
Due to custodian	—	—	—
Accrued expenses and other liabilities	—	—	—
Total liabilities	4,421,168	2,383,942	731,786
Net assets applicable to outstanding capital stock	$809,911,027	$144,289,168	$49,612,310
Represented by:
Paid-in capital	$908,439,384	$117,608,840	$100,471,798
Undistributed (accumulated) net investment income (loss)	(666,235)	(211,068)	214,089
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(180,919,405)	(7,678,057)	(61,337,545)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	83,052,866	34,569,460	10,264,066
Foreign currency translations	4,417	(7)	(98)
Total — representing net assets applicable to outstanding capital stock	$809,911,027	$144,289,168	$49,612,310
Shares outstanding	30,750,000	3,150,000	3,550,000
Net asset value per share	$26.34	$45.81	$13.98

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF ASSETS AND LIABILITIES (continued)

March 31, 2018

Columbia India Small Cap ETF (Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $30,817,461)	$28,212,613
Cash	—
Foreign cash (cost $1,685)	262
Receivable for:
Investment sold	350,453
Capital shares sold	—
Dividends	46
Foreign tax reclaims	—
Expense reimbursement due from Investment Manager	—
Total assets	28,563,374
Liabilities
Payable for:
Investment purchased	—
Capital shares purchased	—
Investment management fees	19,293
Due to custodian	262,037
Accrued expenses and other liabilities	—
Total liabilities	281,330
Net assets applicable to outstanding capital stock	$28,282,044
Represented by:
Paid-in capital	$37,963,999
Undistributed (accumulated) net investment income (loss)	(427,545)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(6,648,139)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,604,848)
Foreign currency translations	(1,423)
Total — representing net assets applicable to outstanding capital stock	$28,282,044
Shares outstanding	1,450,000
Net asset value per share	$19.50

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF OPERATIONS

For the Year Ended March 31, 2018

	Columbia Beyond BRICs ETF	Columbia EM Core ex-China ETF	Columbia EM Quality Dividend ETF
Investment Income:
Dividends — unaffiliated issuers	$2,552,128	$297,859	$440,384
Miscellaneous income	780	—	10,421
Foreign taxes withheld	(181,349)	(33,103)	(37,862)
Total income	2,371,559	264,756	412,943
Expenses:
Investment management fees	615,584	67,265	99,580
Line of credit interest	107	342	—
Overdraft expense	3,662	72	557
Tax expense	57	57	57
Total expenses	619,410	67,736	100,194
Fees waived by the Investment Manager and its affiliates	(195,538)	(33,633)	—
Total net expenses	423,872	34,103	100,194
Net investment income (loss)	1,947,687	230,653	312,749
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(965,735)	667,488	1,111,500
In-kind transactions	(85,837)	380,012	143,268
Foreign currency translations	(232,434)	(3,112)	(60,992)
Net realized gain (loss)	(1,284,006)	1,044,388	1,193,776
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,515,779	665,473	662,688
Foreign currency translations	(13,906)	(1,953)	309
Net change in unrealized appreciation (depreciation)	14,501,873	663,520	662,997
Net realized and unrealized gain	13,217,867	1,707,908	1,856,773
Net increase in net assets resulting from operations	$15,165,554	$1,938,561	$2,169,522

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2018

	Columbia Emerging Markets Consumer ETF (Consolidated)	Columbia India Consumer ETF (Consolidated)	Columbia India Infrastructure ETF (Consolidated)
Investment Income:
Dividends — unaffiliated issuers	$11,392,279	$1,165,159	$1,093,573
Miscellaneous income	1,805	26	—
Foreign taxes withheld	(881,764)	—	—
Total income	10,512,320	1,165,185	1,093,573
Expenses:
Investment management fees	7,179,708	1,138,876	435,467
Line of credit interest	—	6,915	—
Overdraft expense	9,825	—	200
Tax expense	6,237	3,137	2,481
Total expenses	7,195,770	1,148,928	438,148
Fees waived by the Investment Manager and its affiliates	—	—	—
Total net expenses	7,195,770	1,148,928	438,148
Net investment income (loss)	3,316,550	16,257	655,425
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(31,096,170)	1,635,040	1,636,525
In-kind transactions	20,173,105	—	—
Foreign currency translations	(693,857)	(199,422)	(99,030)
Net realized gain (loss)	(11,616,922)	1,435,618	1,537,495
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	64,476,243	18,167,358	956,276
Foreign currency translations	(288)	(386)	(211)
Net change in unrealized appreciation (depreciation)	64,475,955	18,166,972	956,065
Net realized and unrealized gain	52,859,033	19,602,590	2,493,560
Net increase in net assets resulting from operations	$56,175,583	$19,618,847	$3,148,985

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF OPERATIONS (continued)

For the Year Ended March 31, 2018

Columbia India Small Cap ETF (Consolidated)
Investment Income:
Dividends — unaffiliated issuers	$270,030
Miscellaneous income	—
Foreign taxes withheld	—
Total income	270,030
Expenses:
Investment management fees	257,981
Line of credit interest	1,616
Overdraft expense	2,141
Tax expense	3,377
Total expenses	265,115
Fees waived by the Investment Manager and its affiliates	—
Total net expenses	265,115
Net investment income (loss)	4,915
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,517,806
In-kind transactions	—
Foreign currency translations	(161,491)
Net realized gain (loss)	5,356,315
Change in net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,723,269)
Foreign currency translations	(1,886)
Net change in unrealized appreciation (depreciation)	(3,725,155)
Net realized and unrealized gain	1,631,160
Net increase in net assets resulting from operations	$1,636,075

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Beyond BRICs ETF		Columbia EM Core ex-China ETF
	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Operations
Net investment income	$1,947,687	$1,842,439	$230,653	$167,212
Net realized gain (loss)	(1,284,006)	(8,419,986)	1,044,388	(140,318)
Net change in unrealized appreciation	14,501,873	9,887,345	663,520	1,479,033
Net increase (decrease) in net assets resulting from operations	15,165,554	3,309,798	1,938,561	1,505,927
Distributions to shareholders
Net investment income	(1,818,029)	(1,842,516)	(212,870)	(126,499)
Net realized gain	—	—	(617,043)	—
Total distributions to shareholders	(1,818,029)	(1,842,516)	(829,913)	(126,499)
Shareholder transactions
Proceeds from shares sold	—	6,254,796	3,931,470	8,767,910
Cost of shares redeemed	(13,238,286)	(28,946,398)	(6,438,578)	—
Transaction fees	—	—	—	(56)
Net increase (decrease) in net assets resulting from shareholder transactions	(13,238,286)	(22,691,602)	(2,507,108)	8,767,854
Increase (decrease) in net assets	109,239	(21,224,320)	(1,398,460)	10,147,282
Net Assets:
Net assets at beginning of year	71,017,974	92,242,294	11,208,969	1,061,687
Net assets at end of year	$71,127,213	$71,017,974	$9,810,509	$11,208,969
Undistributed (accumulated) net investment income (loss)	$447,628	$550,404	$38,617	$18,063
Capital stock activity
Shares outstanding, beginning of year	4,400,000	5,850,000	450,000	50,000
Subscriptions	—	400,000	150,000	400,000
Redemptions	(750,000)	(1,850,000)	(250,000)	—
Shares outstanding, end of year	3,650,000	4,400,000	350,000	450,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia EM Quality Dividend ETF		Columbia Emerging Markets Consumer ETF (Consolidated)
	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Operations
Net investment income	$312,749	$405,712	$3,316,550	$5,104,759
Net realized gain (loss)	1,193,776	(194,219)	(11,616,922)	(26,324,004)
Net change in unrealized appreciation	662,997	1,024,212	64,475,955	83,727,682
Net increase (decrease) in net assets resulting from operations	2,169,522	1,235,705	56,175,583	62,508,437
Distributions to shareholders
Net investment income	(279,712)	(331,695)	(3,335,918)	(4,854,400)
Net realized gain	—	—	—	—
Total distributions to shareholders	(279,712)	(331,695)	(3,335,918)	(4,854,400)
Shareholder transactions
Proceeds from shares sold	—	656,756	102,899,683	82,309,612
Cost of shares redeemed	(3,767,028)	(4,492,266)	(87,000,586)	(11,152,187)
Transaction fees	—	—	1,275	(158)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,767,028)	(3,835,510)	15,900,372	71,157,267
Increase (decrease) in net assets	(1,877,218)	(2,931,500)	68,740,037	128,811,304
Net Assets:
Net assets at beginning of year	13,080,050	16,011,550	741,170,990	612,359,686
Net assets at end of year	$11,202,832	$13,080,050	$809,911,027	$741,170,990
Undistributed (accumulated) net investment income (loss)	$(9,998)	$511	$(666,235)	$(23,291)
Capital stock activity
Shares outstanding, beginning of year	950,000	1,250,000	29,950,000	27,100,000
Subscriptions	—	50,000	3,900,000	3,350,000
Redemptions	(250,000)	(350,000)	(3,100,000)	(500,000)
Shares outstanding, end of year	700,000	950,000	30,750,000	29,950,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Consumer ETF (Consolidated)		Columbia India Infrastructure ETF (Consolidated)
	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Operations
Net investment income (loss)	$16,257	$(74,888)	$655,425	$116,095
Net realized gain (loss)	1,435,618	536,341	1,537,495	(1,068,304)
Net change in unrealized appreciation (depreciation)	18,166,972	16,322,930	956,065	10,975,992
Net increase (decrease) in net assets resulting from operations	19,618,847	16,784,383	3,148,985	10,023,783
Distributions to shareholders
Net investment income	(79,763)	(72,600)	(363,029)	(1,015,616)
Shareholder transactions
Proceeds from shares sold	52,477,343	15,312,097	23,501,348	3,069,689
Cost of shares redeemed	(15,827,789)	(15,598,335)	(18,202,473)	(10,483,631)
Transaction fees	(975)	(3,220)	(1,199)	(3,795)
Net increase (decrease) in net assets resulting from shareholder transactions	36,648,579	(289,458)	5,297,676	(7,417,737)
Increase in net assets	56,187,663	16,422,325	8,083,632	1,590,430
Net Assets:
Net assets at beginning of year	88,101,505	71,679,180	41,528,678	39,938,248
Net assets at end of year	$144,289,168	$88,101,505	$49,612,310	$41,528,678
Undistributed (accumulated) net investment income (loss)	$(211,068)	$49,782	$214,089	$40,258
Capital stock activity
Shares outstanding, beginning of year	2,300,000	2,300,000	3,200,000	3,900,000
Subscriptions	1,200,000	450,000	1,600,000	250,000
Redemptions	(350,000)	(450,000)	(1,250,000)	(950,000)
Shares outstanding, end of year	3,150,000	2,300,000	3,550,000	3,200,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia India Small Cap ETF (Consolidated)
	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017
Operations
Net investment income (loss)	$4,915	$(23,533)
Net realized gain (loss)	5,356,315	2,856,803
Net change in unrealized appreciation (depreciation)	(3,725,155)	3,589,799
Net increase (decrease) in net assets resulting from operations	1,636,075	6,423,069
Distributions to shareholders
Net investment income	(247,725)	(160,975)
Shareholder transactions
Proceeds from shares sold	7,647,176	2,653,031
Cost of shares redeemed	(6,314,661)	(2,373,895)
Transaction fees	(3,706)	(3,344)
Net increase (decrease) in net assets resulting from shareholder transactions	1,328,809	275,792
Increase in net assets	2,717,159	6,537,886
Net Assets:
Net assets at beginning of year	25,564,885	19,026,999
Net assets at end of year	$28,282,044	$25,564,885
Undistributed (accumulated) net investment income (loss)	$(427,545)	$(17,874)
Capital stock activity
Shares outstanding, beginning of year	1,400,000	1,400,000
Subscriptions	350,000	150,000
Redemptions	(300,000)	(150,000)
Shares outstanding, end of year	1,450,000	1,400,000

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand each Fund's financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at Net Asset Value (NAV) is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total Return at Market return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Columbia Beyond BRICs ETF

	For the Year Ended March 31,
	2018		2017	2016	2015	2014
Per share data
Net asset value, beginning of year	$16.14		$15.77	$19.87	$21.01	$21.97
Net investment income	0.49		0.34	0.40	0.56	0.99
Net realized and unrealized gain (loss)	3.36		0.43	(3.83)	(1.43)	(1.77)
Total from investment operations	3.85		0.77	(3.43)	(0.87)	(0.78)
Less distributions to shareholders:
Net investment income	(0.50)		(0.40)	(0.67)	(0.25)	(0.18)
Net realized gains	—		—	—	(0.02)	—
Total distribution to shareholders	(0.50)		(0.40)	(0.67)	(0.27)	(0.18)
Net asset value, end of year	$19.49		$16.14	$15.77	$19.87	$21.01
Total Return at NAV	24.11%		5.12%	(17.05)%	(4.16)%	(3.51)%
Total Return at Market	25.97%		4.01%	(17.00)%	(4.78)%	(3.66)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.86	%(a)	0.85%	0.85%	0.85%	0.85%
Expenses, net of expense reimbursements/waivers(b)	0.59	%(a)	0.58%	0.58%	0.58%	0.66%
Net Investment income, net of reimbursements/waivers	2.69%		2.18%	2.26%	2.65%	4.92%
Supplemental data
Net assets, end of year (in thousands)	$71,127		$71,018	$92,242	$301,041	$49,385
Portfolio turnover rate	34%		36%	32%	33%	63%

Notes to Financial Highlights

(a)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(b)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia EM Core ex-China ETF

	For the Year Ended March 31,
	2018		2017	2016(a)
Per share data
Net asset value, beginning of year	$24.91		$21.23	$20.00
Net investment income	0.66		0.41	0.22
Net realized and unrealized gain	4.83		3.55	1.52
Total from investment operations	5.49		3.96	1.74
Less distributions to shareholders:
Net investment income	(0.61)		(0.28)	(0.51)
Net realized gains	(1.76)		—	—
Total distribution to shareholders	(2.37)		(0.28)	(0.51)
Net asset value, end of year	$28.03		$24.91	$21.23
Total Return at NAV	22.76%		18.83%	8.98%
Total Return at Market	20.45%		23.20%	8.49%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.70	%(b)	0.70%	0.70	%(c)
Expenses, net of expense reimbursements/waivers(d)	0.35	%(b)	0.35%	0.35	%(c)
Net Investment income, net of reimbursements/waivers	2.40%		1.80%	1.92	%(c)
Supplemental data
Net assets, end of year (in thousands)	$9,811		$11,209	$1,062
Portfolio turnover rate	37%		30%	45%

Notes to Financial Highlights

(a)  Based on operations from September 2, 2015 (commencement of operations) through the stated period end.

(b)  The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia EM Quality Dividend ETF

	For the Year Ended March 31,
	2018		2017	2016	2015		2014
Per share data
Net asset value, beginning of year	$13.77		$12.81	$14.25	$16.15		$19.80
Net investment income	0.38		0.37	0.38	0.77		0.64
Net realized and unrealized gain (loss)	2.21		0.90	(1.45)	(2.08)		(3.61)
Total from investment operations	2.59		1.27	(1.07)	(1.31)		(2.97)
Less distributions to shareholders:
Net investment income	(0.36)		(0.31)	(0.37)	(0.59)		(0.65)
Return of capital	—		—	—	—		(0.03)
Total distribution to shareholders	(0.36)		(0.31)	(0.37)	(0.59)		(0.68)
Net asset value, end of year	$16.00		$13.77	$12.81	$14.25		$16.15
Total Return at NAV	18.96%		10.05%	(7.38)%	(8.37)%		(15.14)%
Total Return at Market	20.31%		11.09%	(7.78)%	(8.34)%		(15.98)%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.82	%(a)	0.85%	0.85%	0.89	%(b)	0.85%
Expenses, net of expense reimbursements/waivers(c)	0.82	%(a)	0.85%	0.85%	0.89	%(b)	0.85%
Net Investment income, net of reimbursements/waivers	2.55%		2.79%	2.88%	4.76%		3.54%
Supplemental data
Net assets, end of year (in thousands)	$11,203		$13,080	$16,012	$24,935		$57,335
Portfolio turnover rate	91%		100%	85%	168%		137%

Notes to Financial Highlights

(a)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(b)  The ratio includes 0.04% for the period ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in note 3).

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia Emerging Markets Consumer ETF (Consolidated)

	For the Year Ended March 31,
	2018		2017		2016	2015	2014
Per share data
Net asset value, beginning of year	$24.75		$22.60		$26.45	$26.53	$26.51
Net investment income	0.10		0.18		0.21	0.25	0.31
Net realized and unrealized gain (loss)	1.59		2.13		(3.83)	(0.03)	(0.09)
Total from investment operations	1.69		2.31		(3.62)	0.22	0.22
Less distributions to shareholders:
Net investment income	(0.10)		(0.16)		(0.23)	(0.30)	(0.20)
Net asset value, end of year	$26.34		$24.75		$22.60	$26.45	$26.53
Total Return at NAV	6.81%		10.35%		(13.63)%	0.88%	0.82%
Total Return at Market	7.16%		10.75%		(13.64)%	0.74%	0.59%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.81	%(a)	0.85	%(b)	0.85%	0.83%	0.84%
Expenses, net of expense reimbursements/waivers(c)	0.81	%(a)	0.85	%(b)	0.85%	0.83%	0.84%
Net Investment income, net of reimbursements/waivers	0.37%		0.77%		0.86%	0.92%	1.20%
Supplemental data
Net assets, end of year (in thousands)	$809,911		$741,171		$612,360	$1,145,158	$1,233,683
Portfolio turnover rate	27%		17%		32%	12%	14%

Notes to Consolidated Financial Highlights

(a)  The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(b)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Consumer ETF (Consolidated)

	For the Year Ended March 31,
	2018		2017		2016	2015		2014
Per share data
Net asset value, beginning of year	$38.31		$31.16		$35.48	$24.72		$22.10
Net investment income (loss)	0.01		(0.03)		0.04	(0.12)		0.11
Net realized and unrealized gain (loss)	7.52		7.21		(4.36)	10.91		2.51
Total from investment operations	7.53		7.18		(4.32)	10.79		2.62
Less distributions to shareholders:
Net investment income	(0.03)		(0.03)		—	(0.03)		—
Net asset value, end of year	$45.81		$38.31		$31.16	$35.48		$24.72
Total Return at NAV	19.64%		23.06%		(12.18)%	43.64%		11.86%
Total Return at Market	19.98%		23.67%		(12.57)%	44.04%		12.08%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.87	%(a)	0.89	%(b)	0.89%	0.90	%(c)	0.89%
Expenses, net of expense reimbursements/waivers(d)	0.87	%(a)	0.89	%(b)	0.89%	0.90	%(c)	0.89%
Net Investment income (loss), net of reimbursements/waivers	0.01%		(0.09)%		0.13%	(0.36)%		0.50%
Supplemental data
Net assets, end of year (in thousands)	$144,289		$88,102		$71,679	$88,710		$4,945
Portfolio turnover rate	28%		31%		47%	82%		43%

Notes to Consolidated Financial Highlights

(a)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(b)  The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.01% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Infrastructure ETF (Consolidated)

	For the Year Ended March 31,
	2018		2017		2016		2015		2014
Per share data
Net asset value, beginning of year	$12.98		$10.24		$13.08		$11.35		$12.27
Net investment income	0.18		0.03		0.30		0.12		0.13
Net realized and unrealized gain (loss)	0.92		3.03		(3.04)		1.65	(a)	0.27
Total from investment operations	1.10		3.06		(2.74)		1.77		0.40
Less distributions to shareholders:
Net investment income	(0.10)		(0.32)		(0.10)		(0.04)		(1.32)
Net asset value, end of year	$13.98		$12.98		$10.24		$13.08		$11.35
Total Return at NAV	8.41%		30.61%		(21.00)%		15.59%		4.04%
Total Return at Market	9.13%		30.93%		(21.41)%		15.93%		4.49%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.84	%(b)	0.98	%(c)	0.88	%(d)	0.88	%(e)	0.86	%(f)
Expenses, net of expense reimbursements/waivers(g)	0.84	%(b)	0.98	%(c)	0.88	%(d)	0.88	%(e)	0.86	%(f)
Net Investment income, net of reimbursements/waivers	1.25%		0.28%		2.68%		0.90%		1.18%
Supplemental data
Net assets, end of year (in thousands)	$49,612		$41,529		$39,938		$47,736		$17,586
Portfolio turnover rate	54%		34%		59%		75%		76%

Notes to Consolidated Financial Highlights

(a)  The realized and unrealized gain on investments and foreign currency transactions does not accord with the amounts reported in the Statement of Operations due to the timing of subscriptions of fund shares in relation to the investment performance during the period and contributions made by Authorized Participants to compensate the Fund for additional costs incurred in purchasing securities that were not transferred in kind (See Note 1).

(b)  The ratio includes 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.13% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.03% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.03% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in note 3).

(f)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

FINANCIAL HIGHLIGHTS

Columbia India Small Cap ETF (Consolidated)

	For the Year Ended March 31,
	2018		2017		2016		2015		2014
Per share data
Net asset value, beginning of year	$18.26		$13.59		$17.48		$12.74		$12.45
Net investment income (loss)	0.00	(a)	(0.02)		0.06		0.05		0.26
Net realized and unrealized gain (loss)	1.41		4.82		(3.86)		4.77		0.25
Total from investment operations	1.41		4.80		(3.80)		4.82		0.51
Less distributions to shareholders:
Net investment income	(0.17)		(0.13)		(0.09)		(0.08)		(0.22)
Net asset value, end of year	$19.50		$18.26		$13.59		$17.48		$12.74
Total Return at NAV	7.61%		35.62%		(21.78)%		37.86%		4.29%
Total Return at Market	8.51%		36.29%		(22.27)%		39.17%		4.30%
Ratios to average net assets of:
Expenses, prior to expense reimbursements/waivers	0.86	%(b)	0.86	%(c)	0.86	%(d)	0.92	%(e)	0.86	%(f)
Expenses, net of expense reimbursements/waivers(g)	0.86	%(b)	0.86	%(c)	0.86	%(d)	0.92	%(e)	0.86	%(f)
Net Investment income (loss), net of reimbursement/waivers	0.02%		(0.12)%		0.40%		0.33%		2.36%
Supplemental data
Net assets, end of year (in thousands)	$28,282		$25,565		$19,027		$28,850		$16,560
Portfolio turnover rate	107%		71%		45%		117%		56%

Notes to Consolidated Financial Highlights

(a)  Rounds to zero.

(b)  The ratio includes 0.02% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).

(c)  The ratio includes 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(d)  The ratio includes 0.01% for the year ended March 31, 2016 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(e)  The ratio includes 0.07% for the year ended March 31, 2015 attributed to tax expense, which is outside the Unitary Fee (as defined in note 3).

(f)  The ratio includes 0.01% for the year ended March 31, 2014 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS

March 31, 2018

Note 1. Organization

Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Beyond BRICs ETF, Columbia EM Core ex-China ETF, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF, and Columbia India Small Cap ETF. Columbia Beyond BRICs ETF and Columbia EM Quality Dividend ETF are currently classified as diversified funds. Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are currently classified as nondiversified funds.

Basis for Consolidation

The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of Changes in Net Assets; and the Consolidated Financial Highlights of the Funds listed below include the accounts of wholly owned subsidiaries (each, a Subsidiary and collectively, the Subsidiaries) located in the Republic of Mauritius (Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.

Funds	Wholly owned subsidiary
Columbia Emerging Markets Consumer ETF	EG Shares Consumer Mauritius
Columbia India Consumer ETF	EG Shares India Consumer Mauritius
Columbia India Infrastructure ETF	EG Shares India Infrastructure Mauritius
Columbia India Small Cap ETF	EG Shares India Small Cap Mauritius

As of the date of this report, Columbia Emerging Markets Consumer ETF may invest its assets in its corresponding Subsidiary, which in turn invests substantially all (but at least 90%) of its assets in Indian securities.

As of the date of this report, Columbia India Infrastructure ETF invests substantially all of its assets in its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.

As of the date of this report, Columbia India Consumer ETF and Columbia India Small Cap ETF invest in Indian securities both directly (in India), and through their corresponding Subsidiaries, which in turn invest virtually all of their assets in Indian securities.

Columbia India Infrastructure ETF, Columbia India Small Cap ETF, and Columbia Emerging Markets Consumer ETF each intend to transition their investments in Indian securities out of their respective Subsidiaries, and into direct investments in India, through 2018, by selling such securities out of the Subsidiaries, and purchasing the securities directly in the Fund.

Each Fund listed in the table above has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, and the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from sales of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) will result in the imposition of additional taxes by India on the Subsidiary and each Fund listed in the table above which will result in higher taxes paid indirectly by the Funds and lower returns for the Funds and their shareholders. For more information, see India-Mauritius Tax Treaty Risk.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

A summary of each Fund's investment in its corresponding Subsidiary is as follows:

Funds	% of consolidated fund net assets	Net assets ($)	Net investment income (loss) ($)	Net realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)
Columbia Emerging Markets Consumer ETF	11.2	90,742,398	1,304,749	4,863,260	15,768,794
Columbia India Consumer ETF	84.9	122,487,312	1,163,856	1,431,589	18,739,560
Columbia India Infrastructure ETF	99.8	49,510,643	1,073,256	1,557,029	956,065
Columbia India Small Cap ETF	20.2	5,717,751	141,180	5,547,181	(2,397,441)

Fund shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of significant accounting policies

Basis of preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security valuation

All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign currency transactions and translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of net asset value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Federal income tax status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Foreign taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter for Columbia EM Quality Dividend ETF. The remaining Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Recent accounting pronouncement

Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and other transactions with affiliates

Investment management fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund's average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Fund's participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets and is paid as follows:

Fund	Assets (billions)	Investment management fee rate (%)
Columbia Beyond BRICs ETF	All	0.85
Columbia EM Core ex-China ETF	All	0.70

Effective February 1, 2018 the investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets and is paid as follows:

Fund	Assets (billions)	Investment management fee rate (%)
Columbia EM Quality Dividend ETF	All	0.59
Columbia Emerging Markets Consumer ETF	All	0.59
Columbia India Consumer ETF	All	0.75
Columbia India Infrastructure ETF	All	0.75
Columbia India Small Cap ETF	All	0.75

Prior to February 1, 2018, the investment management fee for each of these Funds was an annual fee that was equal to a percentage of each Fund's average daily net assets and was paid as follows:

Fund	Assets (billions)	Investment management fee rate (%)
Columbia EM Quality Dividend ETF	All	0.85
Columbia Emerging Markets Consumer ETF	$0-$1.0 >$1.0-$2.0 >$2.0	0.85 0.75 0.70
Columbia India Consumer ETF	All	0.89
Columbia India Infrastructure ETF	All	0.85
Columbia India Small Cap ETF	All	0.85

The annualized effective management services fee rate for the year ended March 31, 2018 was as follows:

Fund	Effective investment management fee rate (%)
Columbia Beyond BRICs ETF	0.85
Columbia EM Core ex-China ETF	0.70
Columbia EM Quality Dividend ETF	0.81
Columbia Emerging Markets Consumer ETF	0.81
Columbia India Consumer ETF	0.86
Columbia India Infrastructure ETF	0.83
Columbia India Small Cap ETF	0.83

The Investment Manager has contractually agreed to waive all or a portion of the investment management fee for the periods disclosed below, so that each Fund's investment management fee is limited as a percentage of the respective Fund's average daily net assets to the annual rate noted below:

Fund	September 1, 2016 through August 31, 2018
Columbia Beyond BRICs ETF	0.58%
Columbia EM Core ex-China ETF	0.35

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

Compensation of board members

Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

Compensation of Chief Compliance Officer

The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer's total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment Manager.

Distribution and service fees

ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.

Note 4. Federal tax information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At March 31, 2018, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund's net assets in the Statement of Assets and Liabilities.

Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:

Funds	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid-in capital increase (decrease) ($)
Columbia Beyond BRICs ETF	(232,434)	412,801	(180,367)
Columbia EM Core ex-China ETF	2,771	(369,111)	366,340
Columbia EM Quality Dividend ETF	(43,546)	(72,262)	115,808
Columbia Emerging Markets Consumer ETF	(623,576)	(17,475,904)	18,099,480
Columbia India Consumer ETF	(197,344)	199,422	(2,078)
Columbia India Infrastructure ETF	(118,565)	118,565	—
Columbia India Small Cap ETF	(166,861)	167,303	(442)

Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

The tax character of distributions paid during the years indicated was as follows:

	Year ended March 31, 2018				Year ended March 31, 2017
Funds	Ordinary income ($)	Long-term capital gain ($)	Tax return of capital ($)	Total ($)	Ordinary income ($)	Long-term capital gain ($)	Tax return of capital ($)	Total ($)
Columbia Beyond BRICs ETF	1,818,029	—	—	1,818,029	1,842,516	—	—	1,842,516
Columbia EM Core ex-China ETF	308,666	521,247	—	829,913	126,499	—	—	126,499
Columbia EM Quality Dividend ETF	279,712	—	—	279,712	331,695	—	—	331,695
Columbia Emerging Markets Consumer ETF	3,335,918	—	—	3,335,918	4,854,400	—	—	4,854,400
Columbia India Consumer ETF	79,763	—	—	79,763	72,600	—	—	72,600
Columbia India Infrastructure ETF	363,029	—	—	363,029	1,015,616	—	—	1,015,616
Columbia India Small Cap ETF	247,725	—	—	247,725	160,975	—	—	160,975

Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes. At March 31, 2018, the components of distributable earnings on a tax basis were as follows:

Funds	Undistributed ordinary income ($)	Accumulated capital and other losses ($)	Net unrealized appreciation (depreciation) ($)	Total accumulated earnings (losses) ($)
Columbia Beyond BRICs ETF	447,628	(58,045,519)	2,528,934	(55,068,957)
Columbia EM Core ex-China ETF	38,617	(7,463)	2,149,105	2,180,259
Columbia EM Quality Dividend ETF	—	(26,945,023)	839,065	(26,105,958)
Columbia Emerging Markets Consumer ETF	48,094	(167,735,557)	69,159,106	(98,528,357)
Columbia India Consumer ETF	—	(5,522,420)	32,413,816	26,891,396
Columbia India Infrastructure ETF	215,201	(56,058,181)	4,983,492	(50,859,488)
Columbia India Small Cap ETF	—	(6,095,120)	(3,167,647)	(9,262,767)

At March 31, 2018, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

Funds	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net appreciation (depreciation) ($)
Columbia Beyond BRICs ETF	68,350,194	11,617,173	(9,088,727)	2,528,446
Columbia EM Core ex-China ETF	7,621,944	2,551,585	(402,553)	2,149,032
Columbia EM Quality Dividend ETF	10,291,661	1,267,524	(429,201)	838,323
Columbia Emerging Markets Consumer ETF	740,364,386	175,241,176	(106,086,487)	69,154,689
Columbia India Consumer ETF	114,232,851	35,988,074	(3,574,251)	32,413,823
Columbia India Infrastructure ETF	45,176,608	10,385,785	(5,402,195)	4,983,590
Columbia India Small Cap ETF	31,378,837	633,822	(3,800,046)	(3,166,224)

The following capital loss carryforward, determined at March 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Carryforwards with no expiration
Funds	Short-term capital loss carryforward ($)	Long-term capital loss carryforward ($)
Columbia Beyond BRICs ETF	17,608,572	40,436,947
Columbia EM Core ex-China ETF	—	—
Columbia EM Quality Dividend ETF	20,946,356	5,998,667
Columbia Emerging Markets Consumer ETF	—	167,735,557
Columbia India Consumer ETF	4,835,874	686,546
Columbia India Infrastructure ETF	15,926,335	40,131,846
Columbia India Small Cap ETF	—	6,095,120

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date, if any, may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2018, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2018.

Funds	Late year ordinary losses ($)	Post October capital losses ($)
Columbia Beyond BRICs ETF	—	—
Columbia EM Core ex-China ETF	—	7,463
Columbia EM Quality Dividend ETF	—	—
Columbia Emerging Markets Consumer ETF	—	—
Columbia India Consumer ETF	211,068	—
Columbia India Infrastructure ETF	—	—
Columbia India Small Cap ETF	419,188	—

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustments at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2018, were as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	24,075,393	29,475,785
Columbia EM Core ex-China ETF	2,808,444	4,672,798
Columbia EM Quality Dividend ETF	10,961,741	13,057,295
Columbia Emerging Markets Consumer ETF	234,596,257	233,627,523
Columbia India Consumer ETF	74,894,324	36,183,799
Columbia India Infrastructure ETF	33,979,088	27,877,295
Columbia India Small Cap ETF	33,719,337	32,901,755

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-kind transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2018, the cost basis of in-kind purchases and sales was as follows:

Funds	Purchases ($)	Sales ($)
Columbia Beyond BRICs ETF	—	7,484,831
Columbia EM Core ex-China ETF	1,834,398	2,957,525
Columbia EM Quality Dividend ETF	—	1,697,424
Columbia Emerging Markets Consumer ETF	83,039,638	68,285,790
Columbia India Consumer ETF	—	—
Columbia India Infrastructure ETF	—	—
Columbia India Small Cap ETF	—	—

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

Note 7. Line of credit

Effective December 5, 2017, each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%.

Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

During the year ended March 31, 2018, Columbia EM Quality Dividend ETF, Columbia Emerging Markets Consumer ETF and Columbia India Infrastructure ETF had no borrowings.

For the year ended March 31, 2018, the following funds had borrowings during the year:

Funds	Average daily loan balance ($)	Weighted average interest rate (%)
Columbia Beyond BRICs ETF	155,556	2.56
Columbia EM Core ex-China ETF	685,714	2.56
Columbia India Consumer ETF	10,887,500	2.87
Columbia India Small Cap ETF	6,800,000	2.85

Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. There were no outstanding borrowings at March 31, 2018.

Note 8. Significant risks

Emerging markets risk

The Funds are subject to emerging markets risk. Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Concentration risk

Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Country and regional risk

Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country's or region's economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a Fund's assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund's performance.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

Infrastructure concentration risk

Because the Columbia India Infrastructure ETF concentrates its investments in the infrastructure sectors of India, the Fund may be adversely affected by increased price volatility of securities in that sector, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.

Consumer concentration risk

Because the Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer goods and consumer services sectors (specifically the consumer goods and consumer services sectors of India for the Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of consumer goods and consumer services suppliers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition, preferences, and consumer confidence.

Financials concentration risk

Columbia Beyond BRICs ETF and Columbia EM Core ex-China ETF have concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these Funds may be adversely affected.

Industrials concentration risk

Columbia India Infrastructure ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. The performance of companies in the industrials sector may be affected by government regulation, world events and economic conditions.

Materials concentration risk

Columbia India Infrastructure ETF and Columbia India Small Cap ETF may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

India concentration risk

Because Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF invest predominantly in Indian securities, their NAVs will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets.

Small cap and mid cap companies risk

Columbia India Small Cap ETF primarily invests in small capitalization companies. Small cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Columbia ETF Trust II | Annual Report 2018

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2018

Non-diversification risk

Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

India-Mauritius tax treaty risk

Each of Columbia Emerging Markets Consumer ETF, Columbia India Consumer ETF, Columbia India Infrastructure ETF and Columbia India Small Cap ETF and the respective Subsidiary of each has historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius have agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies acquired on or after April 1, 2017, which will result in higher taxes paid indirectly by the Fund and, therefore, lower returns for the Fund and its shareholders. Gains resulting from the alienation of shares acquired prior to April 1, 2017 will continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules, and a 10% tax on long-term capital gains resulting from the alienation of Indian shares after March 31, 2018, to the extent that such gains are not otherwise exempt or reduced under a tax treaty, which could result in the imposition by India of various additional taxes on Indian securities invested in by the Subsidiary and the Fund.

Note 9. Subsequent events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment, and have determined that there are no other material events that impacted the Fund's financial statements.

Note 10. Information regarding pending and settled legal proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia ETF Trust II | Annual Report 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Columbia Funds ETF Trust II and Shareholders of each of the funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (seven of the funds constituting Columbia Funds ETF Trust II, hereafter collectively referred to as the "Funds") as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Columbia Beyond BRICs ETF(1)

Columbia EM Core ex-China ETF(1)

Columbia EM Quality Dividend ETF(1)

Columbia Emerging Markets Consumer ETF(2)

Columbia India Consumer ETF(2)

Columbia India Infrastructure ETF(2)

Columbia India Small Cap ETF(2)

(1)  The statement of assets and liabilities, including the portfolio of investments, as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statements of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2018

(2)  The statement of assets and liabilities (consolidated), including the portfolio of investments (consolidated), as of March 31, 2018, the related statement of operations (consolidated) for the year ended March 31, 2018, the statements of changes in net assets (consolidated) for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights (consolidated) for each of the two years in the period ended March 31, 2018

The financial statements of the Funds as of and for the year ended March 31, 2016, and the financial highlights for each of the periods ended on or prior to March 31, 2016 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated May 26, 2016 expressed unqualified opinions on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 22, 2018

We have served as auditors of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia ETF Trust II | Annual Report 2018

FEDERAL INCOME TAX INFORMATION

(Unaudited)

The Funds hereby designate the following tax attributes for the fiscal year ended March 31, 2018. Shareholders will be notified in early 2019 of the amounts for use in preparing 2018 income tax returns.

	Qualified dividend income	Foreign taxes paid	Foreign taxes paid per share	Foreign source income	Foreign source income per share
Columbia Beyond BRICs ETF	80.60%	$181,060	$0.05	$2,550,610	$0.70
Columbia EM Core ex-China ETF	41.87%	$33,103	$0.09	$297,554	$0.85
Columbia EM Quality Dividend ETF	62.12%	$40,159	$0.06	$440,146	$0.63
Columbia Emerging Markets Consumer ETF	100.00%	$876,882	$0.03	$11,400,714	$0.37
Columbia India Consumer ETF	100.00%	$—	$—	$—	$—
Columbia India Infrastructure ETF	100.00%	$19,535	$0.01	$1,092,791	$0.31
Columbia India Small Cap ETF	83.43%	$126,519	$0.09	$269,764	$0.19

Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.

Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.

Columbia ETF Trust II | Annual Report 2018

TRUSTEES AND OFFICERS

Shareholders elect the Board that oversees the Funds' operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the date of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column. Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board or the fifteenth anniversary of the first Columbia Funds Board meeting they attended as a member of the Board.

Independent trustees

Name, address, year of birth	Position held with the Trusts and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds complex overseen	Other directorships held by Trustee during the past five years
George S. Batejan c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1953	Trustee since January 2017 for each Trust	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	125

Advisory Board Member, University of Colorado Business School since November 2015; former Chairman of the Board, NICSA (National Investment Company Services Association) (Executive Committee, Nominating Committee and Governance Committee), 2014-2016; former Director, Intech Investment Management, 2011-2016; former Board Member, Metro Denver Chamber of Commerce, 2016

Kathleen Blatz c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1954	Trustee since April 2016 for CET I and September 2016 for CET II

Attorney, specializing in arbitration and mediation; Interim President and Chief Executive Officer, Blue Cross and Blue Shield of Minnesota (health care insurance) since February 2018; Chief Justice, Minnesota Supreme Court, 1998-2006; Associate Justice, Minnesota Supreme Court, 1996-1998; Fourth Judicial District Court Judge, Hennepin County, 1994-1996; Attorney in private practice and public service, 1984-1993; State Representative, Minnesota House of Representatives, 1979-1993, which included service on the Tax and Financial Institutions and Insurance Committees; Interim Chair, Minnesota Sports Facilities Authority, March 2017-July 2017

			125

Trustee, BlueCross BlueShield of Minnesota since 2009 (Chair of the Business Development Committee 2014-2017; Chair of the Governance Committee since 2017); Chair of the Robina Foundation since August 2013; Former Member of the Board, Minnesota Sports Facilities Authority, January 2017-July 2017

Edward J. Boudreau, Jr. c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1944	Chair of the Board since January 2018; Trustee since April 2016 for CET I and September 2016 for CET II	Managing Director, E.J. Boudreau & Associates (consulting) since 2000; FINRA Industry Arbitrator, 2002-present; Chairman and Chief Executive Officer, John Hancock Investments (asset management), Chairman and Interested Trustee for open-end and closed-end funds offered by John Hancock, 1989-2000; John Hancock Mutual Life Insurance Company, including Senior Vice President and Treasurer and Senior Vice President Information Technology, 1968-1988	125	Former Trustee, Boston Museum of Science (Chair of Finance Committee), 1985-2013; former Trustee, BofA Funds Series Trust (11 funds), 2005-2011

Columbia ETF Trust II | Annual Report 2018

TRUSTEES AND OFFICERS (continued)

Independent trustees (continued)

Name, address, year of birth	Position held with the Trusts and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds complex overseen	Other directorships held by Trustee during the past five years
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1954	Trustee since April 2016 for CET I and September 2016 for CET II	President, Springboard- Partners in Cross Cultural Leadership (consulting company) since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, Morgan Stanley, 1982-1991	125	Trustee, New York Presbyterian Hospital Board (Executive Committee and Chair of Human Resources Committee) since 1996; Director, Darien Rowayton Bank (Audit Committee) since 2017
William P. Carmichael c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1943	Trustee since April 2016 for CET I and September 2016 for CET II	Retired; Co-founder, The Succession Fund (provides exit strategies to owners of privately held companies), 1998-2007; Adjunct Professor of Finance, Kelley School of Business, Indiana University, 1993-2007; Senior Vice President, Sara Lee Corporation, 1991-1993; Senior Vice President and Chief Financial Officer, Beatrice Foods Company, 1984-1990; Vice President, Esmark, Inc., 1973-1984; Associate, Price Waterhouse, 1968-1972	125

Director, The Finish Line (athletic shoes and apparel) since July 2003; former Director, Cobra Electronics Corporation (electronic equipment manufacturer), 1994-August 2014; former Director, Spectrum Brands, Inc. (consumer products), 2002-2009; former Director, Simmons Company (bedding), 2004-2010; former Trustee, BofA Funds Series Trust (11 funds) 2003-2011; former Director, McMoRan Exploration Company (oil and gas exploration and development) 2010-2013; former Director, International Textile Corp., 2012-2016; former Director, hhgregg 2015-2017

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1950	Trustee since April 2016 for CET I and September 2016 for CET II	Trustee Professor of Economics and Management, Bentley University since 1976 (also teaches and conducts research on corporate governance); Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	125	Trustee, MA Taxpayers Foundation since 1997; Board of Directors, The MA Business Roundtable since 2003; Board of Governors, Innovation Institute, MA Technology Collaborative since 2010
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street Mail Drop BX32 05228, Boston, MA 02110 1954	Trustee since December 2017 for each Trust	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	123	Trustee, Catholic Schools Foundation since 2004

Columbia ETF Trust II | Annual Report 2018

TRUSTEES AND OFFICERS (continued)

Independent trustees (continued)

Name, address, year of birth	Position held with the Trusts and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds complex overseen	Other directorships held by Trustee during the past five years
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1952	Trustee since April 2016 for CET I and September 2016 for CET II	Director, Enterprise Asset Management, Inc. (private real estate and asset management company) since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Managing Director, Morgan Stanley, 1982-1989; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	125

Director, Valmont Industries, Inc. (irrigation systems manufacturer) since 2012; Trustee, Carleton College (on the Investment Committee); Trustee, Carnegie Endowment for International Peace (on the Investment Committee)

Minor M. Shaw c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1947	Trustee since April 2016 for CET I and September 2016 for CET II	President, Micco LLC (private investments) since 2011; President, Micco Corp. (family investment business), 1998-2011	125

Director, BlueCross BlueShield of South Carolina since April 2008; Director, National Association of Corporate Directors, Carolinas Chapter, since 2013; Board Chair, Hollingsworth Funds since 2016; Advisory Board member, Duke Energy Corp. since October 2016; Chair of the Duke Endowment; Chair of Greenville — Spartanburg Airport Commission; former Trustee, BofA Funds Series Trust (11 funds), 2003-2011; former Director, Piedmont Natural Gas, 2004-2016

Sandra Yeager c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street Mail Drop BX32 05228, Boston, MA 02110 1964	Trustee since 12/17	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016	123	Director, NAPE Education Foundation since October 2016

Columbia ETF Trust II | Annual Report 2018

TRUSTEES AND OFFICERS (continued)

Interested trustee not affiliated with Investment Manager*

Name, address, year of birth	Position held with the Trusts and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds complex overseen	Other directorships held by Trustee during the past five years
Anthony M. Santomero c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110 1946	Trustee since April 2016 for CET I and September 2016 for CET II	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President, Federal Reserve Bank of Philadelphia, 2000-2006; Professor of Finance, The Wharton School, University of Pennsylvania, 1972-2002	123

Trustee, Penn Mutual Life Insurance Company since March 2008; Director, Renaissance Reinsurance Ltd. since May 2008; Director, Citigroup Inc. since 2009; Director, Citibank, N.A. since 2009; former Trustee, BofA Funds Series Trust (11 funds), 2008-2011

*  Dr. Santomero is not an affiliated person of the Investment Manager or Ameriprise Financial. However, he is currently deemed by the Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup Inc. and Citibank, N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or accounts advised/managed by the Investment Manager.

Interested trustee affiliated with Investment Manager*

Name, address, year of birth	Position held with the Trusts and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds complex overseen	Other directorships held by Trustee during the past five years
William F. Truscott c/o Columbia Management Investment Advisers, LLC, 225 Franklin St. Boston, MA 02110 1960	Trustee and Senior Vice President since April 2016 for CET I and September 2016 for CET II

Chairman of the Board and President, Columbia Management Investment Advisers, LLC since May 2010 and February 2012, respectively; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc. since September 2012 (previously Chief Executive Officer, U.S. Asset Management & President, Annuities, May 2010-September 2012); Director and Chief Executive Officer, Columbia Management Investment Distributors, Inc. since May 2010 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006; Director, Threadneedle Asset Management Holdings, SARL since 2014; President and Chief Executive Officer, Ameriprise Certificate Company, 2006-August 2012.

196

Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010; Director, Columbia Management Investment Distributors, Inc. since May 2010; former Director, Ameriprise Certificate Company, 2006-January 2013

*  Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.

The Statement of Additional Information has additional information about the Fund's Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleetf.com.

Columbia ETF Trust II | Annual Report 2018

TRUSTEES AND OFFICERS (continued)

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Funds as of the date of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds' other officers are:

Fund officers

Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1970	President and Principal Executive Officer (2015)

Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January 2015 (previously, Vice President and Chief Counsel January 2010-December 2014); officer of Columbia Funds and affiliated funds since 2007.

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Born 1969	Treasurer (2011), Chief Financial Officer (2009) and Chief Accounting Officer (2015)	Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002.
Paul B. Goucher 100 Park Avenue New York, NY 10017 Born 1968	Senior Vice President (2011), and Assistant Secretary (2008)

Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc. since January 2017 (previously Vice President and Lead Chief Counsel, November 2008-January 2017 and January 2013-January 2017, respectively; and Chief Counsel, January 2010-January 2013); Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since May 2010.

Thomas P. McGuire 225 Franklin Street Boston, MA 02110 Born 1972	Senior Vice President and Chief Compliance Officer (2012)	Vice President — Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since September 2010.
Colin Moore 225 Franklin Street Boston, MA 02110 Born 1958	Senior Vice President (2010)

Executive Vice President and Global Chief Investment Officer, Ameriprise Financial, Inc., since July 2013; Executive Vice President and Global Chief Investment Officer, Columbia Management Investment Advisers, LLC since July 2013 (previously Director and Global Chief Investment Officer, 2010-2013).

Ryan C. Larrenaga 225 Franklin Street Boston, MA 02110 Born 1970	Senior Vice President (2017), Chief Legal Officer (2017) and Secretary (2015)	Vice President and Group Counsel, Ameriprise Financial, Inc. since August 2011; officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao 225 Franklin Street Boston, MA 02110 Born 1968	Vice President (2011) and Assistant Secretary (2010)	Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Amy Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1965	Vice President (2006)	Managing Director and Global Head of Operations, Columbia Management Investment Advisers, LLC since April 2016 (previously Managing Director and Chief Operating Officer, 2010-2016).
Lyn Kephart-Strong 5228 Ameriprise Financial Center Minneapolis, MN 55474 Born 1960	Vice President (2015)	President, Columbia Management Investment Services Corp. since October 2014; Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

Columbia ETF Trust II | Annual Report 2018

ADDITIONAL INFORMATION

Proxy voting policies and procedures

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at sec.gov.

Quarterly schedule of investments

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Additional Fund information

For more information about the Funds, please visit columbiathreadneedleetf.com or call 888.800.4347.

Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 102869

The Bank of New York Mellon Corp. is not affiliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II | Annual Report 2018

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Columbia ETF Trust II | Annual Report 2018

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Columbia ETF Trust II | Annual Report 2018

Columbia ETF Trust II

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2018 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

ANN280_03_H01_(05/18)

Item 2. Code of Ethics.

(a)       The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)      During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)       During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that  Pamela G. Carlton, William P. Carmichael, Brian J. Gallagher and Catherin James Paglia, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Ms. Carlton, Mr. Carmichael, Mr. Gallagher and Ms. Paglia are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the seven series of the registrant whose reports to stockholders are included in this annual filing. Fiscal Year 2018 also includes fees from two funds that liquidated during the period.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2018 and March 31, 2017 are approximately as follows:

2018	2017
$94,500	$122,500

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  Audit Fees for fiscal year 2017 also include fees for a seed capital audit.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2018 and March 31, 2017 are approximately as follows:

2018	2017
$0	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In fiscal year 2018, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended March 31, 2018 and March 31, 2017, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2018 and March 31, 2017 are approximately as follows:

2018	2017
$89,100	$47,500

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. Fiscal Year 2018 also includes Tax Fees for agreed-upon procedures related to a fund liquidation and a final tax return.

During the fiscal years ended March 31, 2018 and March 31, 2017, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2018 and March 31, 2017 are approximately as follows:

2018	2017
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended March 31, 2018 and March 31, 2017, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) 100% of the services performed for items (b) through (d) above during 2018 and 2017 were pre-approved by the registrant’s Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2018 and March 31, 2017 are approximately as follows:

2018	2017
$89,100	$47,500

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, Pamela G. Carlton, William P. Carmichael, Brian J. Gallagher and Catherine James Paglia are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)       The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)      There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	5/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	5/22/2018

By (Signature and Title)*	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	5/22/2018

* Print the name and title of each signing officer under his or her signature.